CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value

	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 2.6%
550	TransDigm Group, Inc.	$405,378

	ASSET MANAGEMENT - 16.6%
10,530	Apollo Global Management, Inc.	665,074
1,050	Ares Management Corporation, Class A(a)	87,612
59,000	Blue Owl Capital, Inc.	653,719
11,000	KKR & Company, Inc.(a)	577,720
23,700	Patria Investments Ltd.	350,760
7,650	TPG, Inc.	224,375
		2,559,260
	AUTOMOTIVE - 1.8%
1,345	Tesla, Inc.(a),(b)	279,034

	BIOTECH & PHARMA - 4.7%
4,580	Novo Nordisk A/S - ADR(a)	728,861

	ELECTRICAL EQUIPMENT - 5.4%
1,050	Amphenol Corporation, Class A(a)	85,806
5,300	Atkore International Group, Inc.(b)	744,544
		830,350
	HEALTH CARE FACILITIES & SERVICES - 4.6%
1,500	UnitedHealth Group, Inc.	708,885

	LEISURE PRODUCTS - 1.6%
6,200	YETI Holdings, Inc.(a),(b)	248,000

	MEDICAL EQUIPMENT & DEVICES - 3.9%
1,040	Thermo Fisher Scientific, Inc.(a)	599,425

	METALS & MINING - 19.3%
28,800	Alliance Resource Partners, L.P.	580,896
4,310	Alpha Metallurgical Resources, Inc.	672,360
4,760	Arch Resources, Inc.(a)	625,750
25,200	Peabody Energy Corporation(a),(b)	645,120

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	METALS & MINING - 19.3% (Continued)
12,000	Warrior Met Coal, Inc.	$440,520
		2,964,646
	RETAIL - DISCRETIONARY - 9.2%
272	AutoZone, Inc.(b)	668,617
880	O’Reilly Automotive, Inc.(b)	747,102
		1,415,719
	SEMICONDUCTORS - 4.8%
1,865	KLA Corporation	744,452

	SOFTWARE - 22.9%
351,920	Hims & Hers Health, Inc.(a),(b)	3,491,046
70	Microsoft Corporation	20,181
		3,511,227

	TECHNOLOGY SERVICES - 1.2%
140	Fair Isaac Corporation(b)	98,376
150	MSCI, Inc.(a)	83,954
		182,330
	WHOLESALE - DISCRETIONARY - 0.6%
1,170	Copart, Inc.(b)	87,996

	TOTAL COMMON STOCKS (Cost $13,162,992)	15,265,563

	SHORT-TERM INVESTMENTS — 34.5%
	COLLATERAL FOR SECURITIES LOANED - 33.7%
5,174,319	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $5,174,319)(c),(d)	5,174,319

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 34.5% (Continued)
	MONEY MARKET FUNDS - 0.8%
126,918	First American Government Obligations Fund, Class U, 4.66% (Cost $126,918)(c)	$126,918

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,301,237)	5,301,237

	TOTAL INVESTMENTS - 133.7% (Cost $18,464,229)	$20,566,800
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.7)%	(5,178,761)
	NET ASSETS - 100.0%	$15,388,039

ADR - American Depositary Receipt

A/S - Anonim Sirketi

LLC - Limited Liability Company

LP - Limited Partnership

LTD - Limited Company

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $5,103,947 at March 31, 2023.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 24.3%
	AUTOMOTIVE - 1.6%
18,538	Sumitomo Electric Industries Ltd.	$236,949

	CHEMICALS - 1.2%
554	Air Liquide S.A.	92,664
246	New Linde PLC	87,438
		180,102
	ELECTRIC UTILITIES - 1.4%
6,372	Brookfield Renewable Partners, L.P.	200,782
8,557	Fusion Fuel Green PLC(a)	20,537
		221,319
	ELECTRICAL EQUIPMENT - 5.1%
1,709	Bloom Energy Corporation, Class A(a)	34,060
12,332	Furukawa Electric Company Ltd.	228,589
1,477	Nexans S.A.	146,595
2,919	NKT A/S(a)	151,706
4,706	Prysmian SpA	197,551
		758,501
	INSTITUTIONAL FINANCIAL SERVICES - 7.1%
2,361	Cboe Global Markets, Inc.	316,940
1,396	CME Group, Inc.	267,362
4,832	Hong Kong Exchanges & Clearing Ltd.(b)	214,333
2,474	Intercontinental Exchange, Inc.	258,013
		1,056,648
	RENEWABLE ENERGY - 1.6%
5,944	Ballard Power Systems, Inc.(a)	33,108
30,882	Cell Impact A.B.(a)	27,134
6,358	Ceres Power Holdings PLC(a)	30,669
9,701	FuelCell Energy, Inc.(a)	27,648
24,697	ITM Power PLC(a)	25,879
2,613	McPhy Energy S.A.(a)	36,550
26,695	NEL ASA(a)	36,208
2,282	Plug Power, Inc.(a)	26,745
		243,941

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(Continued) March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 24.3% (Continued)
	SPECIALTY REIT - 2.7%
20,504	Farmland Partners, Inc.	$219,393
10,250	Gladstone Land Corporation	170,663
		390,056
	TIMBER REIT - 3.6%
3,952	PotlatchDeltic Corporation	195,624
5,421	Rayonier, Inc.	180,302
5,694	Weyerhaeuser Company	171,560
		547,486

	TOTAL COMMON STOCKS (Cost $3,550,555)	3,635,002

	EXCHANGE-TRADED FUNDS — 29.7%
	EQUITY - 26.5%
12,402	First Trust Global Wind Energy ETF	221,500
2,027	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	197,957
6,749	Global X US Infrastructure Development ETF	191,334
2,113	Invesco Solar ETF(a)	164,032
2,865	Invesco Water Resources ETF	152,848
11,787	iShares Emerging Markets Infrastructure ETF	251,770
9,861	iShares Global Clean Energy ETF	195,051
5,425	iShares Global Infrastructure ETF	258,773
3,167	iShares Global Timber & Forestry ETF	226,726
15,929	Utilities Select Sector SPDR Fund	1,078,233
4,536	VanEck Agribusiness ETF	393,997
976	VanEck Environmental Services ETF	142,033
2,784	VanEck Natural Resources ETF	137,313
1,087	VanEck Rare Earth/Strategic Metals ETF	88,677
1,479	VanEck Steel ETF	94,271
2,672	VanEck Uranium + Nuclear Energy ETF	148,454
		3,942,969
	FIXED INCOME - 3.2%
4,310	iShares TIPS Bond ETF	475,178

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,477,660)	$4,418,147

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(Continued) March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.9%
	U.S. TREASURY NOTES — 13.9%
525,000	United States Treasury Note	1.7500	05/15/23	523,167
525,000	United States Treasury Note	2.5000	08/15/23	520,457
525,000	United States Treasury Note	2.7500	11/15/23	518,453
525,000	United States Treasury Note	2.7500	02/15/24	516,142
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,082,582)			2,078,219

Shares
	SHORT-TERM INVESTMENTS — 26.5%
	MONEY MARKET FUNDS - 26.5%
3,965,218	First American Government Obligations Fund, Class U, 4.66% (Cost $ 3,965,218)(c)	3,965,218

	TOTAL INVESTMENTS - 94.4% (Cost $14,076,015)	$14,096,586
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.6%	843,130
	NET ASSETS - 100.0%	$14,939,716

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
17	CBOT Corn Future(e)	05/12/2023	$561,425	$(13,488)
10	CBOT Soybean Future(e)	05/12/2023	752,750	(6,000)
4	CBOT Soybean Meal Future(e)	05/12/2023	186,400	(7,360)
7	CME Live Cattle Future(e)	06/30/2023	453,950	11,920
5	COMEX Copper Future(e)	05/26/2023	511,812	2,762

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(Continued) March 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
9	COMEX Gold 100 Troy Ounces Future(e)	06/28/2023	$1,787,580	$3,061
4	COMEX Silver Future(e)	05/26/2023	483,120	49,490
5	ICE Brent Crude Oil Future(e)	04/28/2023	399,450	29,480
3	ICE Gas Oil Future(e)	05/11/2023	225,525	2,200
2	KCBT Hard Red Winter Wheat Future(e)	05/12/2023	87,775	(1,775)
4	LME Lead Future(e)	06/19/2023	210,775	(1,719)
1	LME Nickel Future(e)	06/19/2023	142,974	(35,226)
1	LME Primary Aluminum Future(e)	06/19/2023	60,263	3,359
3	LME Zinc Future(e)	06/19/2023	219,356	(21,542)
1	NYBOT CSC C Coffee Future(e)	05/18/2023	63,938	(2,268)
7	NYBOT CSC Cocoa Future(e)	05/15/2023	205,310	20,740
10	NYBOT CSC Number 11 World Sugar Future(e)	04/28/2023	249,200	23,441
2	NYMEX NY Harbor ULSD Futures(e)	04/28/2023	220,130	(6,124)
9	NYMEX Platinum Future(e)	07/27/2023	451,395	6,775
4	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future(e)	04/28/2023	450,408	15,817
	TOTAL FUTURES CONTRACTS			$73,543

A/S - Anonim Sirketi

ETF - Exchange-Traded Fund

L.P. - Limited Partnership

Ltd. - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.0%
	U.S. TREASURY BILLS — 63.0%
13,000,000	United States Treasury Bill(a)	4.3742	05/18/23	$12,924,180
13,000,000	United States Treasury Bill(a)	4.5440	07/13/23	12,829,347
15,000,000	United States Treasury Bill(a)	4.5565	08/10/23	14,749,391
10,000,000	United States Treasury Bill(a)	4.5714	09/07/23	9,796,827
10,000,000	United States Treasury Bill(a)	4.4042	11/02/23	9,735,747
15,000,000	United States Treasury Bill(a)	4.2414	12/28/23	14,519,303
20,000,000	United States Treasury Bill(a)	4.3412	01/25/24	19,276,474
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $93,913,290)			93,831,269

Shares
SHORT-TERM INVESTMENTS — 4.8%
MONEY MARKET FUNDS - 4.8%
7,160,141	First American Government Obligations Fund, Class U, 4.66% (Cost $7,160,141)(b)	7,160,141

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
1,800	S&P Emini Future, Maturing June 2023	ADM	04/06/2023	$3,875	$348,750,000	$45,000
1,044	S&P Emini Future, Maturing June 2023	FCS	04/06/2023	3,875	202,275,000	26,100
1,800	S&P Emini Future, Maturing June 2023	ADM	04/04/2023	3,800	342,000,000	18,000
1,044	S&P Emini Future, Maturing June 2023	FCS	04/04/2023	3,800	198,360,000	10,440
900	S&P Emini Future, Maturing June 2023	ADM	04/04/2023	3,920	176,400,000	13,500
522	S&P Emini Future, Maturing June 2023	FCS	04/04/2023	3,920	102,312,000	7,830
	TOTAL PUT OPTIONS PURCHASED (Cost - $511,920)					120,870

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $511,920)					120,870

	TOTAL INVESTMENTS – 67.9% (Cost $101,585,351)					$101,112,280
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $9,480)					(6,518)
	PUT OPTIONS WRITTEN – (0.1)% (Proceeds - $497,700)					(184,860)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 32.2%					47,989,618
	NET ASSETS - 100.0%					$148,910,520

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	CALL OPTIONS WRITTEN- 0.0%(d)
426	S&P Emini Future, Maturing June 2023	ADM	04/06/2023	$4,320	$92,016,000	$3,195
285	S&P Emini Future, Maturing June 2023	FCS	04/06/2023	4,320	61,560,000	2,138
142	S&P Emini Future, Maturing June 2023	ADM	04/06/2023	4,325	30,707,500	710
95	S&P Emini Future, Maturing June 2023	FCS	04/06/2023	4,325	20,543,750	475
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $9,480)					6,518

	PUT OPTIONS WRITTEN - 0.1%
5,400	S&P Emini Future, Maturing June 2023	ADM	04/06/2023	$3,725	$1,005,750,000	$67,500
3,132	S&P Emini Future, Maturing June 2023	FCS	04/06/2023	3,725	583,335,000	39,150
5,400	S&P Emini Future, Maturing June 2023	ADM	04/04/2023	3,650	985,500,000	27,000
3,132	S&P Emini Future, Maturing June 2023	FCS	04/04/2023	3,650	571,590,000	15,660
1,800	S&P Emini Future, Maturing June 2023	ADM	04/04/2023	3,860	347,400,000	22,500
1,044	S&P Emini Future, Maturing June 2023	FCS	04/04/2023	3,860	201,492,000	13,050
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $497,700)					184,860

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $507,180)					$191,378

ADM ADM Investor Services, Inc.

FCS StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to greater than (0.1%).

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 53.7%
	ASSET MANAGEMENT — 19.8%
3,000,000	New Mountain Finance Corporation(a)	7.5000	10/15/25	$3,061,350
7,079,000	Prospect Capital Corporation	6.3750	03/01/25	6,980,309
4,039,000	RWT Holdings, Inc.	5.7500	10/01/25	3,665,305
				13,706,964

	SPECIALTY FINANCE — 33.9%
3,650,000	Arbor Realty Trust, Inc.(a)	7.5000	08/01/25	3,431,000
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,392,595
10,000,000	SoFi Technologies, Inc.(a),(b)	6.5500	10/15/26	6,905,230
10,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	8,690,621
				23,419,446

	TOTAL CONVERTIBLE BONDS (Cost $41,367,721)			37,126,410

	CORPORATE BONDS — 40.1%
	AEROSPACE & DEFENSE — 4.4%
3,000,000	TransDigm, Inc.(a)	8.0000	12/15/25	3,061,823

	ASSET MANAGEMENT — 13.5%
3,600,000	Ares Capital Corporation	4.2500	03/01/25	3,402,880
3,450,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	6.3750	12/15/25	3,390,934
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,527,953
				9,321,767
	GAS & WATER UTILITIES — 3.9%
2,700,000	National Fuel Gas Company	5.5000	01/15/26	2,700,543

	HOME & OFFICE PRODUCTS — 4.2%
3,000,000	Newell Brands, Inc.	4.4500	04/01/26	2,890,695

	INSURANCE — 6.1%
2,862,526	Ambac Assurance Corporation(a)	5.1000	06/07/69	4,211,491

	METALS & MINING — 0.4%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	300,982

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 40.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 7.6%
2,007,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	$1,874,393
3,600,000	Sabra Health Care, L.P.	5.1250	08/15/26	3,376,634
				5,251,027

	TOTAL CORPORATE BONDS (Cost $28,535,087)			27,738,328

Shares
	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
2,653,584	First American Government Obligations Fund, Class U, 4.66% (Cost $2,653,584)(c)	2,653,584

	TOTAL INVESTMENTS - 97.6% (Cost $72,556,392)	$67,518,322
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%	1,687,054
	NET ASSETS - 100.0%	$69,205,376

L.P. - Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 20,971,876 or 30.3% of net assets.

(b)	Zero coupon bond. Discount rate shown.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 4.1%
	ASSET MANAGEMENT — 1.5%
225,000	New Mountain Finance Corporation(a)	7.5000	10/15/25	$229,601

	SPECIALTY FINANCE — 2.6%
225,000	Arbor Realty Trust, Inc.(a)	7.5000	08/01/25	211,500
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	195,539
				407,039
	TOTAL CONVERTIBLE BONDS (Cost $651,716)			636,640

	CORPORATE BONDS — 46.6%
	AEROSPACE & DEFENSE — 7.3%
225,000	L3Harris Technologies, Inc.	3.8500	06/15/23	224,131
700,000	Raytheon Technologies Corporation	3.9500	08/16/25	691,758
225,000	TransDigm, Inc.(a)	8.0000	12/15/25	229,637
				1,145,526
	ASSET MANAGEMENT — 4.0%
650,000	Ares Capital Corporation	4.2000	06/10/24	628,362

	BIOTECH & PHARMA — 4.4%
700,000	Gilead Sciences, Inc.	3.6500	03/01/26	685,102

	CHEMICALS — 6.0%
700,000	DuPont de Nemours, Inc.	4.4930	11/15/25	697,913
250,000	Sherwin-Williams Company (The)	3.1250	06/01/24	244,432
				942,345
	HEALTH CARE FACILITIES & SERVICES — 1.9%
300,000	HCA, Inc.	5.0000	03/15/24	298,336

	INTERNET MEDIA & SERVICES — 1.6%
250,000	Netflix, Inc.	5.7500	03/01/24	251,485

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
225,000	American Tower Corporation	3.0000	06/15/23	223,731

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.6% (Continued)
	RETAIL - DISCRETIONARY — 7.1%
700,000	Lowe’s Companies, Inc.	4.4000	09/08/25	$696,522
175,000	O’Reilly Automotive, Inc.	3.8500	06/15/23	174,203
250,000	Ross Stores, Inc.	3.3750	09/15/24	244,490
				1,115,215
	SEMICONDUCTORS — 5.7%
650,000	Intel Corporation	4.8750	02/10/26	658,130
225,000	Skyworks Solutions, Inc.	0.9000	06/01/23	223,120
				881,250
	TECHNOLOGY HARDWARE — 1.4%
225,000	Dell International, LLC / EMC Corporation	5.4500	06/15/23	224,924

	TECHNOLOGY SERVICES — 5.8%
225,000	Equifax, Inc.	3.9500	06/15/23	224,091
225,000	Global Payments, Inc.	4.0000	06/01/23	224,252
225,000	Leidos, Inc.	2.9500	05/15/23	224,326
225,000	Western Union Company (The)	4.2500	06/09/23	223,823
				896,492
	TOTAL CORPORATE BONDS (Cost $7,306,703)			7,292,768

Shares
	SHORT-TERM INVESTMENTS — 31.6%
	MONEY MARKET FUNDS - 31.6%
4,932,063	First American Government Obligations Fund, Class U, 4.66%(b), (c) (Cost $4,932,063)	4,932,063

	TOTAL INVESTMENTS - 82.3% (Cost $12,890,482)	$12,861,471
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.7%	2,763,957
	NET ASSETS - 100.0%	$15,625,428

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

BNP - BNP Paribas

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 670,738 or 4.3% of net assets.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(c)	All or part of this security is held by CSACS Fund Ltd.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

TOTAL RETURN SWAP - 4.2%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

Shares	Frequency and Reference Entity	Notional Amount	Counterparty	Maturity	Pay/Receive Fixed Rate	Upfront Payments	Unrealized Appreciation
3,683	At Maturity BNP Paribas Catalyst Systematic Index +	16,200,000	BNP Paribas	6/12/2023	0.5000%	—	$655,642

+	This instrument is held by CSACS Fund Ltd.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^

					Value
					Unrealized
			Notional		Appreciation/
Long Contracts		Counterparty	Amount	Maturity	(Depreciation)	Weighted %
	OPEN LONG FUTURES CONTRACTS
19	CMX Gold	BNP Paribas	$3,795,625	6/30/2023	$272,403	23.43%
74	Eurostoxx 50	BNP Paribas	3,490,337	6/30/2023	61,687	21.55%
4	JGB	BNP Paribas	4,384,924	6/30/2023	84,488	27.07%
17	Nikkei	BNP Paribas	1,776,437	6/30/2023	55,861	10.97%
12	ICE Brent Crude	BNP Paribas	904,596	1/31/2024	(22,305)	5.58%
12	ICE Brent Crude	BNP Paribas	911,207	11/30/2023	(23,797)	5.62%
12	ICE Brent Crude	BNP Paribas	905,631	10/31/2023	(24,407)	5.59%
4	ICE Gas Oil	BNP Paribas	311,490	7/31/2023	(22,158)	1.92%
4	ICE Gas Oil	BNP Paribas	294,403	6/30/2023	(21,404)	1.82%
8	LME Aluminium HG	BNP Paribas	496,485	12/31/2023	5,142	3.06%
8	LME Aluminium HG	BNP Paribas	497,721	1/31/2024	5,236	3.07%
6	LME Aluminium HG	BNP Paribas	393,438	10/31/2023	3,712	2.43%
2	LME Aluminium HG	BNP Paribas	98,344	9/30/2023	973	0.61%
2	LME Copper	BNP Paribas	390,219	12/31/2023	1,570	2.41%
1	LME Copper	BNP Paribas	130,078	7/31/2023	457	0.80%
2	LME Copper	BNP Paribas	390,181	3/31/2024	1,637	2.41%
1	LME Copper	BNP Paribas	260,034	5/31/2024	878	1.61%
2	LME Copper	BNP Paribas	520,326	10/31/2023	2,004	3.21%
1	LME Copper	BNP Paribas	260,202	9/30/2023	958	1.61%
0	LME Lead	BNP Paribas	20,407	8/31/2023	(16)	0.13%
2	LME Lead	BNP Paribas	81,619	7/31/2023	(15)	0.50%
2	LME Lead	BNP Paribas	102,096	6/30/2023	30	0.63%
0	LME Nickel	BNP Paribas	53,831	8/31/2023	(2,229)	0.33%
2	LME Nickel	BNP Paribas	268,520	6/30/2023	(11,136)	1.66%
2	LME Nickel	BNP Paribas	268,903	9/30/2023	(11,022)	1.66%
4	LME Zinc	BNP Paribas	262,761	8/31/2023	(6,396)	1.62%
3	LME Zinc	BNP Paribas	197,253	7/31/2023	(4,826)	1.22%
2	LME Zinc	BNP Paribas	131,160	6/30/2023	(3,226)	0.81%
1	LME Zinc	BNP Paribas	65,698	9/30/2023	(1,591)	0.41%
305	NYMEX Gasoline RBOB	BNP Paribas	322,328	8/31/2023	(13)	1.99%
292	NYMEX Gasoline RBOB	BNP Paribas	315,088	7/31/2023	1,711	1.94%
292	NYMEX Gasoline RBOB	BNP Paribas	302,341	9/30/2023	(1,150)	1.87%
220	NYMEX Heating Oil	BNP Paribas	235,931	7/31/2023	(12,144)	1.46%
198	NYMEX Heating Oil	BNP Paribas	212,943	6/30/2023	(11,430)	1.31%
18	NYMEX Natural Gas	BNP Paribas	513,405	8/31/2023	(74,986)	3.17%
30	NYMEX Natural Gas	BNP Paribas	1,060,067	3/31/2024	(62,893)	6.54%
19	NYMEX Natural Gas	BNP Paribas	519,147	9/30/2023	(77,286)	3.20%
13	NYMEX WTI Crude	BNP Paribas	989,465	12/31/2023	(13,796)	6.11%
13	NYMEX WTI Crude	BNP Paribas	991,692	10/31/2023	(13,781)	6.12%
13	NYMEX WTI Crude	BNP Paribas	992,555	9/30/2023	(13,704)	6.13%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS				$63,038

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(3)	3 Month SOFR	BNP Paribas	$(658,822)	12/31/2023	$(6,606)	4.07%
(2)	3 Month SOFR	BNP Paribas	(442,146)	12/31/2024	(3,195)	2.73%
(3)	3 Month SOFR	BNP Paribas	(655,007)	6/30/2023	(3,461)	4.04%
(2)	3 Month SOFR	BNP Paribas	(440,172)	6/30/2024	(4,379)	2.72%
(3)	3 Month SOFR	BNP Paribas	(661,413)	3/31/2024	(7,131)	4.08%
(2)	3 Month SOFR	BNP Paribas	(442,550)	3/31/2025	(2,779)	2.73%
(3)	3 Month SOFR	BNP Paribas	(656,782)	9/30/2023	(5,554)	4.05%
(2)	3 Month SOFR	BNP Paribas	(441,398)	9/30/2024	(3,798)	2.72%
(3)	3 Months Euribor	BNP Paribas	(838,105)	12/31/2023	(3,096)	5.17%
(3)	3 Months Euribor	BNP Paribas	(804,726)	12/31/2024	(3,290)	4.97%
(3)	3 Months Euribor	BNP Paribas	(838,974)	6/30/2023	(1,698)	5.18%
(3)	3 Months Euribor	BNP Paribas	(802,776)	6/30/2024	(4,043)	4.96%

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

					Value
					Unrealized
			Notional		Appreciation/
Short Contracts		Counterparty	Amount	Maturity	(Depreciation)	Weighted %
(3)	3 Months Euribor	BNP Paribas	(839,495)	3/31/2024	(4,016)	5.18%
(3)	3 Months Euribor	BNP Paribas	(805,307)	3/31/2025	(2,539)	4.97%
(3)	3 Months Euribor	BNP Paribas	(837,453)	9/30/2023	(2,090)	5.17%
(3)	3 Months Euribor	BNP Paribas	(803,897)	9/30/2024	(3,792)	4.96%
(71)	CBOE VIX	BNP Paribas	(1,456,148)	4/30/2023	66,114	8.99%
(1,917)	CMX Copper	BNP Paribas	(1,962,404)	5/31/2023	(2,399)	12.11%
(34)	ICE Brent Crude	BNP Paribas	(2,725,696)	7/31/2023	86,078	16.83%
(8)	ICE Gas Oil	BNP Paribas	(600,963)	5/31/2023	42,873	3.71%
(25)	LME Aluminium HG	BNP Paribas	(1,489,987)	5/31/2023	(17,074)	9.20%
(4)	LME Lead	BNP Paribas	(203,354)	5/31/2023	(97)	1.26%
(4)	LME Nickel	BNP Paribas	(589,107)	5/31/2023	24,464	3.64%
(9)	LME Zinc	BNP Paribas	(653,960)	5/31/2023	16,005	4.04%
(842)	NYMEX Gasoline RBOB	BNP Paribas	(948,317)	5/31/2023	(17,655)	5.85%
(405)	NYMEX Heating Oil	BNP Paribas	(446,037)	5/31/2023	21,636	2.75%
(85)	NYMEX Natural Gas	BNP Paribas	(1,886,520)	5/31/2023	426,328	11.65%
(39)	NYMEX WTI Crude	BNP Paribas	(2,985,220)	5/31/2023	58,784	18.43%
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS				$643,589

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swap due to timing of contracts opened and closed in the index.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 23.0%
	MORTGAGE FINANCE - 19.1%
8,010	AGNC Investment Corporation	$80,741
4,235	Annaly Capital Management, Inc.	80,931
5,710	Arbor Realty Trust, Inc.	65,608
4,130	Blackstone Mortgage Trust, Inc., Class A	73,721
14,730	Granite Point Mortgage Trust, Inc.	73,061
6,040	KKR Real Estate Finance Trust, Inc.	68,796
7,670	Ladder Capital Corporation	72,482
8,109	MFA Financial, Inc.	80,441
8,290	New York Mortgage Trust, Inc.	82,567
6,570	PennyMac Mortgage Investment Trust	81,007
11,420	Redwood Trust, Inc.	76,971
9,460	Rithm Capital Corporation	75,680
4,430	Starwood Property Trust, Inc.	78,367
10,300	TPG RE Finance Trust, Inc.	74,778
5,280	Two Harbors Investment Corporation	77,669
		1,142,820
	REAL ESTATE INVESTMENT TRUSTS - 3.9%
6,360	Franklin BSP Realty Trust, Inc.	75,875
2,730	Hannon Armstrong Sustainable Infrastructure	78,078
1,810	NexPoint Residential Trust, Inc.	79,043
		232,996

	TOTAL COMMON STOCKS (Cost $1,754,291)	1,375,816

	EXCHANGE-TRADED FUNDS — 37.5%
	FIXED INCOME - 37.5%
3,610	iShares Convertible Bond ETF	262,158
9,525	iShares MBS ETF	902,303

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 37.5% (Continued)
	FIXED INCOME - 37.5% (Continued)
2,650	iShares Trust iShares 1-5 Year Investment Grade	$133,931
1,700	Vanguard Intermediate-Term Corporate Bond ETF	136,374
14,510	Vanguard Mortgage-Backed Securities ETF	675,441
1,760	Vanguard Short-Term Corporate Bond ETF, FIXED INCOME	134,165
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,452,347)	2,244,372

	OPEN END FUNDS — 10.4%
	FIXED INCOME - 10.4%
32,963	Catalyst Enhanced Income Strategy Fund, Class I(a)	309,849
17,151	Rational Special Situations Income Fund, Institutional Class(a)	314,890
	TOTAL OPEN END FUNDS (Cost $675,747)	624,739

	SHORT-TERM INVESTMENTS — 22.9%
	MONEY MARKET FUNDS - 22.9%
1,374,014	First American Government Obligations Fund, Class U, 4.66%(b),(d) (Cost $1,374,014)	1,374,014

	TOTAL INVESTMENTS - 93.8% (Cost $6,256,399)	$5,618,941
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.2%	371,939
	NET ASSETS - 100.0%	$5,990,880

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
6	CBOE Volatility Index Future(d)	05/17/2023	$132,771	$(5,409)
2	COMEX Gold 100 Troy Ounces Future(d)	06/28/2023	397,240	(5,040)
13	NYBOT CSC Number 11 World Sugar Future(d)	06/30/2023	317,845	10,483

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	TSE Japanese 10 Year Bond Futures	06/13/2023	$1,115,638	$(3,932)
	TOTAL FUTURES CONTRACTS			$(3,898)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
16	CBOE Volatility Index Future(d)	04/19/2023	$332,227	$26,483
3	CME E-mini Russell 2000 Index Futures	06/16/2023	272,025	(5,265)
2	CME Lean Hogs Future(d)	06/14/2023	73,300	5,211
4	NYMEX Henry Hub Natural Gas Futures(d)	04/26/2023	88,640	8,411
	TOTAL FUTURES CONTRACTS			$34,840

ETF - Exchange-Traded Fund

(a)	Affiliated Company

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CAMFMSF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5%
	OIL & GAS PRODUCERS - 99.5%
146,136	Cheniere Energy, Inc.	$23,031,034
159,072	Crestwood Equity Partners, L.P.	3,965,665
111,597	DT Midstream, Inc.	5,509,544
218,077	Enbridge, Inc.	8,319,638
1,806,247	Energy Transfer, L.P.	22,523,901
893,691	EnLink Midstream, LLC	9,687,610
385,193	Enterprise Products Partners, L.P.	9,976,499
1,508,405	Equitrans Midstream Corporation	8,718,581
259,726	Gibson Energy, Inc.	4,150,942
178,562	Hess Midstream, L.P., Class A	5,167,584
232,071	Keyera Corporation	5,080,932
490,967	Kinder Morgan, Inc.	8,596,832
95,403	Kinetik Holdings, Inc.	2,986,114
89,763	Magellan Midstream Partners, L.P.	4,870,540
10,050	Marathon Petroleum Corporation	1,355,042
128,840	MPLX, L.P.	4,438,538
2,768,405	NextDecade Corporation(a)	13,758,973
280,821	NuStar Energy, L.P.	4,392,040
275,578	ONEOK, Inc.	17,510,226
298,596	Pembina Pipeline Corporation	9,674,510
827,892	Plains GP Holdings, L.P., Class A	10,861,943
142,051	Targa Resources Corporation	10,362,620
231,752	TC Energy Corporation	9,017,470
162,177	Western Midstream Partners, L.P.	4,276,607
580,871	Williams Companies, Inc. (The)	17,344,808
		225,578,193

	TOTAL COMMON STOCKS (Cost $192,293,819)	225,578,193

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUNDS - 0.1%
156,380	First American Government Obligations Fund, Class U, 4.66% (Cost $156,380)(b)	$156,380

	TOTAL INVESTMENTS - 99.6% (Cost $192,450,199)	$225,734,573
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	888,665
	NET ASSETS - 100.0%	$226,623,238

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 62.4%
	AUTOMOTIVE - 2.6%
1,050	Lucid Group, Inc.(a)(b)	$8,442
526	Rivian Automotive, Inc.(a)(b)	8,142
1,444	Tesla, Inc.(a)(b)	299,573
		316,157
	BEVERAGES - 1.7%
835	Keurig Dr Pepper, Inc.(b)	29,459
623	Monster Beverage Corporation(a)(b)	33,648
804	PepsiCo, Inc.	146,569
		209,676
	BIOTECH & PHARMA - 2.7%
308	Amgen, Inc.(b)	74,459
347	AstraZeneca PLC - ADR	24,085
84	Biogen, Inc.(a)	23,355
723	Gilead Sciences, Inc.	59,987
226	Moderna, Inc.(a)	34,709
58	Regeneron Pharmaceuticals, Inc.(a)(b)	47,657
109	Seagen, Inc.(a)	22,069
147	Vertex Pharmaceuticals, Inc.(a)	46,315
		332,636
	CABLE & SATELLITE - 1.1%
91	Charter Communications, Inc., Class A(a)	32,543
2,494	Comcast Corporation, Class A(b)	94,547
2,355	Sirius XM Holdings, Inc.(b)	9,349
		136,439
	COMMERCIAL SUPPORT SERVICES - 0.2%
60	Cintas Corporation	27,761

	DIVERSIFIED INDUSTRIALS - 0.6%
394	Honeywell International, Inc.	75,301

	E-COMMERCE DISCRETIONARY - 4.7%
4,637	Amazon.com, Inc.(a)	478,955
319	eBay, Inc.(b)	14,154
264	JD.com, Inc. - ADR(b)	11,587

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 62.4% (Continued)
	E-COMMERCE DISCRETIONARY - 4.7% (Continued)
30	MercadoLibre, Inc.(a)	$39,542
346	PDD Holdings, Inc. - ADR(a)	26,261
		570,499
	ELECTRIC UTILITIES - 0.7%
308	American Electric Power Company, Inc.(b)	28,025
196	Constellation Energy Corporation	15,386
594	Exelon Corporation	24,883
328	Xcel Energy, Inc.	22,120
		90,414
	ENTERTAINMENT CONTENT - 0.7%
450	Activision Blizzard, Inc.	38,515
157	Electronic Arts, Inc.	18,911
1,452	Warner Bros Discovery, Inc.(a)	21,925
		79,351
	FOOD - 0.7%
718	Kraft Heinz Company (The)(b)	27,765
793	Mondelez International, Inc., Class A(b)	55,288
		83,053
	INDUSTRIAL SUPPORT SERVICES - 0.2%
338	Fastenal Company	18,232

	INTERNET MEDIA & SERVICES - 8.1%
242	Airbnb, Inc., Class A(a)	30,105
2,683	Alphabet, Inc., Class A(a)	278,308
2,646	Alphabet, Inc., Class C(a)	275,184
22	Booking Holdings, Inc.(a)(b)	58,353
1,272	Meta Platforms, Inc., Class A(a)	269,588
246	Netflix, Inc.(a)	84,988
		996,526
	LEISURE FACILITIES & SERVICES - 0.8%
186	Marriott International, Inc., Class A	30,883
676	Starbucks Corporation	70,392
		101,275

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 62.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.2%
47	Align Technology, Inc.(a)	$15,705
231	DexCom, Inc.(a)	26,838
50	IDEXX Laboratories, Inc.(a)	25,004
93	Illumina, Inc.(a)	21,627
204	Intuitive Surgical, Inc.(a)	52,115
		141,289
	OIL & GAS PRODUCERS - 0.1%
108	Diamondback Energy, Inc.	14,598

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
610	Baker Hughes Company	17,605

	RENEWABLE ENERGY - 0.1%
80	Enphase Energy, Inc.(a)	16,822

	RETAIL - CONSUMER STAPLES - 1.4%
258	Costco Wholesale Corporation	128,192
132	Dollar Tree, Inc.(a)	18,949
515	Walgreens Boots Alliance, Inc.	17,809
		164,950
	RETAIL - DISCRETIONARY - 0.6%
69	Lululemon Athletica, Inc.(a)(b)	25,129
36	O’Reilly Automotive, Inc.(a)	30,563
204	Ross Stores, Inc.	21,651
		77,343
	SEMICONDUCTORS - 10.2%
891	Advanced Micro Devices, Inc.(a)	87,327
291	Analog Devices, Inc.	57,391
479	Applied Materials, Inc.	58,836
49	ASML Holding N.V.	33,355
239	Broadcom, Inc.	153,328
311	GLOBALFOUNDRIES, Inc.(a)(b)	22,448
2,341	Intel Corporation(b)	76,480
79	KLA Corporation	31,534

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 62.4% (Continued)
	SEMICONDUCTORS - 10.2% (Continued)
76	Lam Research Corporation(b)	$40,289
479	Marvell Technology, Inc.(b)	20,741
316	Microchip Technology, Inc.(b)	26,474
603	Micron Technology, Inc.(b)	36,385
1,375	NVIDIA Corporation	381,935
148	NXP Semiconductors N.V.	27,598
641	QUALCOMM, Inc.	81,779
518	Texas Instruments, Inc.(b)	96,353
		1,232,253
	SOFTWARE - 11.4%
267	Adobe, Inc.(a)	102,894
51	ANSYS, Inc.(a)	16,973
87	Atlassian Corp PLC, Class A(a)(b)	14,892
128	Autodesk, Inc.(a)	26,644
159	Cadence Design Systems, Inc.(a)	33,404
127	Crowdstrike Holdings, Inc., Class A(a)	17,432
174	Datadog, Inc., Class A(a)	12,643
447	Fortinet, Inc.(a)	29,708
158	Intuit, Inc.	70,441
3,252	Microsoft Corporation	937,552
175	Palo Alto Networks, Inc.(a)(b)	34,955
87	Synopsys, Inc.(a)	33,604
119	Workday, Inc., Class A(a)(b)	24,578
147	Zoom Video Communications, Inc., Class A(a)	10,854
84	Zscaler, Inc.(a)	9,814
		1,376,388
	TECHNOLOGY HARDWARE - 8.7%
5,671	Apple, Inc.	935,148
2,405	Cisco Systems, Inc.	125,721
		1,060,869
	TECHNOLOGY SERVICES - 1.9%
243	Automatic Data Processing, Inc.	54,099
299	Cognizant Technology Solutions Corporation, Class A	18,218
241	CoStar Group, Inc.(a)	16,593

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 62.4% (Continued)
	TECHNOLOGY SERVICES - 1.9% (Continued)
369	Fiserv, Inc.(a)(b)	$41,708
213	Paychex, Inc.	24,408
688	PayPal Holdings, Inc.(a)	52,247
92	Verisk Analytics, Inc.(b)	17,651
		224,924
	TELECOMMUNICATIONS - 0.9%
715	T-Mobile US, Inc.(a)	103,561

	TRANSPORTATION & LOGISTICS - 0.5%
1,241	CSX Corporation	37,155
65	Old Dominion Freight Line, Inc.	22,155
		59,310
	TRANSPORTATION EQUIPMENT - 0.2%
308	PACCAR, Inc.	22,546

	WHOLESALE - DISCRETIONARY - 0.2%
275	Copart, Inc.(a)	20,683

	TOTAL COMMON STOCKS (Cost $7,729,328)	7,570,461

	EXCHANGE-TRADED FUNDS — 16.1%
	EQUITY - 16.1%
6,071	Invesco QQQ Trust Series 1(b)	1,948,366

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,835,753)	1,948,366

	SHORT-TERM INVESTMENTS — 35.6%
	COLLATERAL FOR SECURITIES LOANED - 26.1%
3,174,778	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $3,174,778)(c),(d),(e)	3,174,778

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 35.6% (Continued)
	MONEY MARKET FUNDS - 9.5%
1,148,731	First American Government Obligations Fund, Class U, 4.66% (Cost $1,148,731)(d)	$1,148,731

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,323,509)	4,323,509

	TOTAL INVESTMENTS - 114.1% (Cost $13,888,590)	$13,842,336
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.1)%	(1,707,817)
	NET ASSETS - 100.0%	$12,134,519

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
64	CBOE Volatility Index Future	04/19/2023	$1,328,908	$(1,705)
32	CBOE Volatility Index Future	05/17/2023	708,112	4,422
23	CBOE Volatility Index Future	06/21/2023	528,039	(62,397)
2	CME E-Mini NASDAQ 100 Index Future	06/16/2023	532,072	21,942
12	SPIKES Volatility Index Future	04/19/2023	249,600	(42,386)
	TOTAL FUTURES CONTRACTS			$(80,124)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
41	SPIKES Volatility Index Future	05/17/2023	$908,560	$125,141
23	SPIKES Volatility Index Future	06/21/2023	530,150	46,546
	TOTAL FUTURES CONTRACTS			$171,687

ADR - American Depositary Receipt

LLC - Limited Liability Company

N.V - Naamioze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $3,169,626.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2023. Total collateral had a value of $3,174,778 at March 31, 2023.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(e)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.4%
	AEROSPACE & DEFENSE - 2.2%
128,840	Kratos Defense & Security Solutions, Inc.(a)	$1,736,763

	ASSET MANAGEMENT - 1.6%
14,800	Groupe Bruxelles Lambert S.A.(b)	1,260,224

	BEVERAGES - 1.9%
3,200,000	Thai Beverage PCL	1,514,856

	BIOTECH & PHARMA - 12.9%
10,900	Johnson & Johnson	1,689,500
35,680	Novartis A.G. - ADR	3,282,560
54,750	Sanofi - ADR	2,979,495
128,000	Takeda Pharmaceutical Company Ltd. - ADR	2,109,440
		10,060,995
	CABLE & SATELLITE - 1.6%
175,000	MultiChoice Group(b)	1,212,557

	CHEMICALS - 3.0%
51,000	Mosaic Company (The)	2,339,880

	CONSTRUCTION MATERIALS - 4.1%
25,180	Holcim Ltd.(b)	1,621,266
51,510	MDU Resources Group, Inc.	1,570,025
		3,191,291
	E-COMMERCE DISCRETIONARY - 1.5%
25,853	eBay, Inc.	1,147,098

	ENGINEERING & CONSTRUCTION - 3.2%
16,925	Tetra Tech, Inc.	2,486,452

	ENTERTAINMENT CONTENT - 4.9%
5,919	Electronic Arts, Inc.	712,944
256,280	Vivendi S.A.(b)	2,585,317

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.4% (Continued)
	ENTERTAINMENT CONTENT - 4.9% (Continued)
36,002	Warner Bros Discovery, Inc.(a)	$543,630
		3,841,891
	FOOD - 5.9%
169,700	GrainCorp Ltd.(b)	783,946
19,550	Nestle S.A. - ADR	2,379,040
471,260	United Malt Grp Ltd.	1,496,514
		4,659,500
	GAS & WATER UTILITIES - 4.0%
28,270	National Fuel Gas Company	1,632,310
43,000	UGI Corporation	1,494,680
		3,126,990
	HOUSEHOLD PRODUCTS - 3.3%
100,000	Reckitt Benckiser Group plc - ADR	1,547,349
18,960	Unilever plc - ADR	984,593
		2,531,942
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
79,500	JSE Ltd.	437,427

	INTERNET MEDIA & SERVICES - 1.5%
5,428	Meta Platforms, Inc., Class A(a)	1,150,410

	MEDICAL EQUIPMENT & DEVICES - 2.1%
20,263	Medtronic plc	1,633,603

	METALS & MINING - 2.8%
42,000	Anglo American plc - ADR	694,260
13,000	Anglo American PLC(b)	429,490
25,755	Freeport-McMoRan, Inc.	1,053,637
		2,177,387
	OIL & GAS PRODUCERS - 1.9%
4,557	Chevron Corporation	743,520
5,710	Hess Corporation	755,662
		1,499,182

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.4% (Continued)
	RETAIL - CONSUMER STAPLES - 2.3%
12,062	Walmart, Inc.	$1,778,542

	RETAIL - DISCRETIONARY - 1.6%
4,445	Home Depot, Inc. (The)	1,311,808

	SEMICONDUCTORS - 4.5%
14,472	Applied Materials, Inc.	1,777,596
28,619	Micron Technology, Inc.	1,726,870
		3,504,466
	SOFTWARE - 3.1%
8,310	Microsoft Corporation	2,395,773

	TECHNOLOGY HARDWARE - 7.7%
11,300	Apple, Inc.	1,863,370
46,810	Cisco Systems, Inc.	2,446,992
365,550	Nokia OYJ - ADR	1,794,851
		6,105,213
	TELECOMMUNICATIONS - 6.0%
62,300	AT&T, Inc.	1,199,275
170,000	Orange S.A. - ADR	2,028,100
134,930	Vodafone Group plc - ADR	1,489,627
		4,717,002
	TOBACCO & CANNABIS - 3.8%
18,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	1,411,883
67,000	Imperial Brands plc - ADR	1,546,695
		2,958,578
	WHOLESALE - CONSUMER STAPLES - 3.4%
27,560	Bunge Ltd.	2,632,530

	TOTAL COMMON STOCKS (Cost $58,978,833)	71,412,360

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 7.6%
	COMMODITY - 3.3%
65,000	SPDR Gold MiniShares Trust(a)	$2,542,150

	FIXED INCOME - 4.3%
37,200	SPDR Bloomberg 1-3 Month T-Bill ETF	3,415,704

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,887,685)	5,957,854

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
336,040	First American Government Obligations Fund, Class U, 4.66% (Cost $336,040)(c)	336,040

	TOTAL INVESTMENTS - 99.4% (Cost $65,202,558)	$77,706,254
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $212,799)	(175,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	609,985
	NET ASSETS - 100.0%	$78,140,489

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.2)%
275	Micron Technology, Inc.	Pershing	07/21/2023	$70	$1,659,350	$53,350
3,600	Nokia OYJ	Pershing	01/19/2024	6	1,767,600	122,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $212,799)					175,750

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $212,799)					$175,750

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LTD - Limited Company

OYJ - Julkinen osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

S/A - Société Anonyme

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 87.6%
	U.S. TREASURY BILLS — 75.3%
5,050,000	United States Treasury Bill(a)	—	06/15/23	$5,002,623
5,085,000	United States Treasury Note	2.5000	05/31/24	4,970,786
1,752,000	United States Treasury Note	0.3750	07/15/24	1,664,126
1,741,000	United States Treasury Note	1.5000	02/15/25	1,658,235
1,695,000	United States Treasury Note	2.8750	06/15/25	1,654,512
1,853,000	United States Treasury Note	0.8750	09/30/26	1,677,363
1,725,000	United States Treasury Note	2.7500	04/30/27	1,661,391
2,906,000	United States Treasury Note	0.5000	08/31/27	2,531,058
2,624,000	United States Treasury Note	2.8750	04/30/29	2,517,554
2,680,000	United States Treasury Note	2.8750	05/15/32	2,548,617
				25,886,265
	U.S. TREASURY NOTES — 12.3%
1,836,000	United States Treasury Note	0.7500	03/31/26	1,678,864
2,901,000	United States Treasury Note	1.5000	02/15/30	2,541,548
				4,220,412
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $30,943,368)			30,106,677

Shares		Fair Value
	SHORT-TERM INVESTMENT — 12.0%
	MONEY MARKET FUND - 12.0%
4,125,179	First American Government Obligations Fund, Class U, 4.66% (Cost $4,125,179)(b)	4,125,179

	TOTAL INVESTMENTS - 99.6% (Cost $35,068,547)	$34,231,856
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	123,465
	NET ASSETS - 100.0%	$34,355,321

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 60.2%
	ASSET MANAGEMENT - 1.8%
3,368	Groupe Bruxelles Lambert S.A.	$286,786

	BEVERAGES - 1.4%
457,000	Thai Beverage PCL	216,340

	BIOTECH & PHARMA - 11.9%
1,960	Johnson & Johnson	303,800
3,909	Novartis A.G. - ADR	359,628
13,640	Sanofi - ADR	742,289
26,000	Takeda Pharmaceutical Company Ltd. - ADR	428,480
		1,834,197
	CHEMICALS - 1.5%
5,190	Mosaic Company	238,117

	CONSTRUCTION MATERIALS - 3.0%
3,930	Holcim Ltd.	253,041
7,000	MDU Resources Group, Inc.	213,360
		466,401
	E-COMMERCE DISCRETIONARY - 1.0%
3,500	eBay, Inc.	155,295

	ENGINEERING & CONSTRUCTION - 1.0%
1,057	Tetra Tech, Inc.	155,284

	ENTERTAINMENT CONTENT - 1.0%
7,700	Vivendi S.A.(a)	77,677
5,279	Warner Bros Discovery, Inc.(b)	79,712
		157,389
	FOOD - 2.8%
3,533	Nestle S.A. - ADR	429,931

	GAS & WATER UTILITIES - 4.1%
5,575	National Fuel Gas Company	321,901

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	GAS & WATER UTILITIES - 4.1% (Continued)
8,920	UGI Corporation	$310,059
		631,960
	HOUSEHOLD PRODUCTS - 1.3%
3,800	Unilever PLC - ADR	197,334

	MEDICAL EQUIPMENT & DEVICES - 0.9%
1,800	Medtronic PLC	145,116

	METALS & MINING - 1.5%
7,000	Anglo American PLC(a)	231,264

	OIL & GAS PRODUCERS - 1.0%
1,000	Chevron Corporation	163,160

	RETAIL - DISCRETIONARY - 1.1%
594	Home Depot, Inc.	175,301

	SEMICONDUCTORS - 3.1%
1,400	Applied Materials, Inc.	171,962
5,130	Micron Technology, Inc.	309,544
		481,506
	SOFTWARE - 3.8%
2,000	Microsoft Corporation	576,599

	TECHNOLOGY HARDWARE - 5.0%
8,900	Cisco Systems, Inc.	465,248
63,000	Nokia OYJ - ADR	309,330
		774,578
	TELECOMMUNICATIONS - 5.2%
13,000	AT&T, Inc.	250,250
25,340	Orange S.A. - ADR	302,306
23,800	Vodafone Group PLC - ADR	262,752
		815,308

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	TOBACCO & CANNABIS - 5.1%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	$299,777
22,000	Imperial Brands PLC - ADR	507,870
		807,647
	WHOLESALE - CONSUMER STAPLES - 2.7%
4,295	Bunge Ltd.	410,259

	TOTAL COMMON STOCKS (Cost $8,159,220)	9,349,772

	EXCHANGE-TRADED FUNDS — 2.1%
	COMMODITY - 2.1%
8,500	SPDR Gold MiniShares Trust(b)	332,435

	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)	332,435

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 1.8%
	BIOTECH & PHARMA — 1.8%
275,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	273,015

	TOTAL CONVERTIBLE BONDS (Cost $274,049)			273,015

	CORPORATE BONDS — 19.8%
	AUTOMOTIVE — 1.3%
200,000	Ford Motor Credit Company, LLC	3.3700	11/17/23	196,455

	BIOTECH & PHARMA — 3.0%
225,000	Elanco Animal Health, Inc.	5.7720	08/28/23	223,329
250,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	07/21/23	247,370
				470,699

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 19.8% (Continued)
	CHEMICALS — 2.4%
222,000	Nutrien Ltd.	5.9000	11/07/24	$225,180
150,000	Nutrien Ltd.	3.0000	04/01/25	143,944
				369,124
	ELECTRIC UTILITIES — 0.6%
100,000	DTE Energy Company	1.0500	06/01/25	91,841

	LEISURE FACILITIES & SERVICES — 4.2%
375,000	Brinker International, Inc.	3.8750	05/15/23	374,624
276,000	Carnival Corporation	7.2000	10/01/23	276,982
				651,606
	SEMICONDUCTORS — 2.2%
225,000	NXP BV / NXP Funding, LLC	4.8750	03/01/24	223,393
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	118,635
				342,028
	TECHNOLOGY HARDWARE — 3.5%
225,000	NetApp, Inc.	1.8750	06/22/25	209,698
350,000	Seagate HDD Cayman	4.7500	06/01/23	348,709
				558,407
	TOBACCO & CANNABIS — 2.6%
250,000	BAT International Finance PLC	1.6680	03/25/26	227,496
175,000	Reynolds American, Inc.	4.4500	06/12/25	171,831
				399,327

	TOTAL CORPORATE BONDS (Cost $3,094,108)			3,079,487

	U.S. GOVERNMENT & AGENCIES — 8.4%
	U.S. TREASURY INFLATION PROTECTED — 5.9%
443,000	United States Treasury Inflation Indexed Bonds	0.3750	01/15/27	529,040
334,000	United States Treasury Inflation Indexed Bonds	0.7500	07/15/28	390,408
				919,448
	U.S. TREASURY NOTES — 2.5%
405,000	United States Treasury Note	2.5000	01/31/25	393,206

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,356,093)			$1,312,654

	CERTIFICATE OF DEPOSIT — 4.8%
	BANKING - 4.8%
125,000	American Express National Bank	5.2500	03/24/25	125,729
175,000	Charles Schwab Bank SSB	5.4000	09/23/24	175,945
220,000	Comerica Bank-Texas	5.2500	09/30/24	220,742
220,000	Customers Bank	5.2500	07/01/24	220,536
				742,952

	TOTAL CERTIFICATE OF DEPOSIT (Cost $740,000)			742,952

Shares
	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
502,268	First American Government Obligations Fund, Class U, 4.66% (Cost $502,268)(c)	502,268

	TOTAL INVESTMENTS - 100.3% (Cost $14,440,196)	$15,592,583
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $31,283)	(19,220)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(33,270)
	NET ASSETS - 100.0%	$15,540,093

Contracts(d)	WRITTEN EQUITY OPTIONS - (0.1)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.1)%
50	Micron Technology, Inc.	07/21/2023	$70.00	$301,700	$9,700
425	Nokia OYJ	07/21/2023	6.00	208,675	2,550
205	Nokia OYJ	01/19/2024	5.50	100,655	6,970
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $31,283)				19,220

ADR - American Depositary Receipt

LLC - Limited Liability Company

Ltd. - Limited Company

OYJ - Julkinen osakeyhtiö

PLC - Public Limited Company

P.T. - Perseroan Terbatas

S.A. - Société Anonyme

SPDR - Standard & Poor’s Depositary Receipt

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8%
	EQUITY - 47.8%
569,132	iShares China Large-Cap ETF	$16,806,468
1,991,299	iShares Core S&P Mid-Cap ETF	498,143,357
2,904,417	iShares Core S&P Small-Cap ETF	280,857,124
735,322	iShares MSCI Australia ETF	16,868,287
36,288	iShares MSCI Austria ETF	734,676
25,160	iShares MSCI Belgium ETF	476,153
616,694	iShares MSCI Brazil ETF	16,885,082
510,448	iShares MSCI Canada ETF	17,447,113
286,863	iShares MSCI Chile ETF	8,255,917
296,475	iShares MSCI France ETF	11,206,755
446,043	iShares MSCI Germany ETF	12,694,384
816,561	iShares MSCI Hong Kong ETF	16,780,329
60,351	iShares MSCI India ETF(a)	2,375,415
34,290	iShares MSCI Israel ETF	1,876,462
176,756	iShares MSCI Italy ETF	5,378,685
299,010	iShares MSCI Japan ETF	17,548,897
207,861	iShares MSCI Malaysia ETF	4,608,278
252,043	iShares MSCI Mexico ETF	15,004,120
84,474	iShares MSCI Netherlands ETF	3,564,803
77,024	iShares MSCI Peru ETF	2,347,692
534,608	iShares MSCI Singapore ETF	10,611,969
174,333	iShares MSCI South Africa ETF	7,360,339
265,315	iShares MSCI South Korea ETF	16,242,584
374,445	iShares MSCI Spain ETF	10,435,782
135,523	iShares MSCI Sweden ETF	4,816,487
277,086	iShares MSCI Switzerland ETF	12,557,538
376,896	iShares MSCI Taiwan ETF	17,084,696
94,782	iShares MSCI Thailand ETF	6,952,260
179,282	iShares MSCI Turkey ETF	5,848,179
389,221	iShares MSCI United Kingdom ETF	12,556,269
1,833,452	iShares Russell 1000 ETF, EQUITY	412,948,394
1,928,200	iShares Russell 2000 ETF	343,990,880
1,661,107	iShares Russell Mid-Cap ETF, EQUITY	116,144,601
1,251,723	Schwab U.S. REIT ETF	24,408,599

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8% (Continued)
	EQUITY - 47.8% (Continued)
2,819,667	Vanguard FTSE Emerging Markets ETF	$113,914,547
606,360	Vanguard FTSE Europe ETF	36,957,642
452,739	Vanguard Large-Cap ETF	84,576,173
831,988	Vanguard Mid-Cap ETF	175,482,909
2,098,680	Vanguard Real Estate ETF	174,274,387
244,235	Vanguard S&P 500 ETF	91,849,456
723,773	Vanguard Small-Cap ETF	137,198,410
449,662	WisdomTree India Earnings Fund	14,182,339
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,449,991,400)	2,780,254,437

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 43.0%
	U.S. TREASURY NOTES — 43.0%
665,405,000	United States Treasury Note	1.7500	05/15/23	663,082,124
883,660,000	United States Treasury Note	2.5000	08/15/23	876,012,993
559,850,000	United States Treasury Note	2.7500	11/15/23	552,868,491
417,055,000	United States Treasury Note	2.7500	02/15/24	410,018,256
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,504,645,622)			2,501,981,864

Shares
	SHORT-TERM INVESTMENTS — 6.0%
	MONEY MARKET FUNDS - 6.0%
351,890,333	First American Government Obligations Fund, Class U, 4.66% (Cost $351,890,333)(b)(c)	351,890,333

	TOTAL INVESTMENTS - 96.8% (Cost $5,306,527,355)	$5,634,126,634
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%	184,362,147
	NET ASSETS - 100.0%	$5,818,488,781

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
58	3 Month Euro Euribor Future	06/16/2025	$15,280,128	$(6,515)
5,980	CBOT 10 Year US Treasury Note	06/21/2023	687,233,560	3,203,465
2,286	CBOT 5 Year US Treasury Note	06/30/2023	250,335,288	554,069
370	CBOT Soybean Future(b)	05/12/2023	27,851,750	29,000
156	CBOT Soybean Oil Future(b)	05/12/2023	5,193,864	2,304
705	CBOT US Treasure Bond Futures	06/21/2023	92,464,980	652,324
26	CBOT Wheat Future(b)	05/12/2023	899,925	3,750
275	CME Australian Dollar Currency Future	06/16/2023	18,427,750	29,465
142	CME British Pound Currency Future	06/16/2023	10,965,063	(21,562)
111	CME E-Mini NASDAQ 100 Index Future	06/16/2023	29,529,996	218,586
1,249	CME E-Mini Standard & Poor’s 500 Index Future	06/16/2023	258,402,488	2,135,800
295	CME Euro Foreign Exchange Currency Future	06/16/2023	40,206,656	(60,357)
566	CME Mexican Peso Currency Future	06/16/2023	15,471,610	591,455
285	CME New Zealand Dollar Currency Future	06/16/2023	17,815,350	(5,175)
44	CME Swiss Franc Currency Future	06/16/2023	6,066,775	(1,944)
318	COMEX Gold 100 Troy Ounces Future(b)	06/28/2023	63,161,160	81,840
408	Eurex DAX Index Future	06/16/2023	174,779,694	1,517,630
1,393	Eurex EURO STOXX 50 Future	06/16/2023	64,384,131	3,869,000
2,849	Euronext CAC 40 Index Future	04/21/2023	226,646,773	8,814,193
3,735	FTSE 100 Index Future	06/16/2023	351,986,393	9,714,591
451	FTSE/MIB Index Future	06/16/2023	65,201,519	2,235,000
799	HKG Hang Seng China Enterprises Index Future	04/27/2023	35,685,456	1,100,547
685	HKG Hang Seng Index Future	04/27/2023	89,360,232	1,875,550
2,783	ICE Brent Crude Oil Future(b)	04/28/2023	222,333,870	5,925,490
839	ICE Brent Crude Oil Future(b)	05/31/2023	66,893,470	2,391,280
245	ICE Brent Crude Oil Future(b)	06/30/2023	19,465,250	704,670
146	ICE Brent Crude Oil Future(b)	07/31/2023	11,550,060	477,130
84	ICE Brent Crude Oil Future(b)	08/31/2023	6,611,640	211,080
43	ICE Brent Crude Oil Future(b)	09/29/2023	3,367,330	134,930
933	ICE Gas Oil Future(b)	05/11/2023	70,138,275	432,700
709	ICE Gas Oil Future(b)	06/12/2023	52,448,275	657,675
157	ICE Gas Oil Future(b)	07/12/2023	11,531,650	124,875
516	KCBT Hard Red Winter Wheat Future(b)	05/12/2023	22,645,950	1,489,925
3,560	KFE KOSPI 200 Index Future	06/08/2023	220,608,776	609,536
35	LME Lead Future(b)	06/19/2023	1,844,281	(7,949)
355	MEFF Madrid IBEX 35 Index Future	04/21/2023	35,400,651	1,305,821
917	Montreal Exchange 10 Year Canadian Bond Future	06/21/2023	85,598,970	(84,586)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
1,414	NYBOT CSC Number 11 World Sugar Future(b)	04/28/2023	$35,236,881	$1,143,062
925	NYMEX Henry Hub Natural Gas Futures(b)	04/26/2023	20,498,000	348,060
123	NYMEX Henry Hub Natural Gas Futures(b)	05/26/2023	3,031,950	22,840
85	NYMEX Henry Hub Natural Gas Futures(b)	06/28/2023	2,322,200	18,590
33	NYMEX Henry Hub Natural Gas Futures(b)	07/27/2023	918,390	3,470
13	NYMEX Henry Hub Natural Gas Futures(b)	08/29/2023	357,500	830
331	NYMEX Light Sweet Crude Oil Future(b)	04/20/2023	25,046,770	270,260
391	NYMEX Light Sweet Crude Oil Future(b)	05/22/2023	29,637,800	513,160
174	NYMEX Light Sweet Crude Oil Future(b)	06/20/2023	13,177,020	266,350
86	NYMEX Light Sweet Crude Oil Future(b)	07/20/2023	6,487,840	130,900
56	NYMEX Light Sweet Crude Oil Future(b)	08/22/2023	4,200,000	88,490
33	NYMEX Light Sweet Crude Oil Future(b)	09/20/2023	2,458,830	37,360
821	NYMEX NY Harbor ULSD Futures(b)	04/28/2023	90,363,529	1,094,524
259	NYMEX NY Harbor ULSD Futures(b)	05/31/2023	27,923,826	195,107
32	NYMEX NY Harbor ULSD Futures(b)	06/30/2023	3,432,576	57,267
5	NYMEX NY Harbor ULSD Futures(b)	07/31/2023	535,248	1,474
33	NYMEX Platinum Future(b)	07/27/2023	1,655,115	20,855
895	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	04/28/2023	100,778,790	2,566,637
467	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	05/31/2023	51,545,592	1,614,564
178	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	06/30/2023	19,239,486	718,578
95	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	07/31/2023	10,049,613	367,643
1,974	OSE Nikkei 225 Index Future	06/08/2023	416,902,994	1,358,742
472	SAFEX FTSE/JSE Top 40 Index Future	06/15/2023	18,885,090	459,254
1,424	SFE 10 Year Australian Bond Future	06/15/2023	116,987,750	1,030,719
111	SFE 3 Year Australian Bond Future	06/15/2023	8,074,969	20,497
1,069	SFE S&P ASX Share Price Index 200 Future	06/15/2023	128,479,392	3,536,885
1,787	SGX FTSE China A50 Futures Contract	04/27/2023	23,777,822	242,770
632	SGX FTSE Taiwan Index Futures	04/27/2023	35,088,640	226,600
684	SGX Nikkei 225 Stock Index Future	06/08/2023	72,242,274	531,788
2,390	TEF SET50 Index Future	06/29/2023	13,531,176	95,572
42	Three Month SONIA Index Futures	09/17/2024	12,428,262	(12,672)
203	Three Month SONIA Index Futures	12/17/2024	60,166,977	(53,849)
91	Three Month SONIA Index Futures	03/18/2025	26,993,856	(8,716)
340	TSE Japanese 10 Year Bond Futures	06/13/2023	379,317,150	(831,553)
2,497	TSE TOPIX (Tokyo Price Index) Future	06/08/2023	376,805,945	2,423,734
	TOTAL FUTURES CONTRACTS			$69,405,385

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
613	3 Month Euro Euribor Future	03/18/2024	$160,614,112	$42,007
876	3 Month Euro Euribor Future	03/17/2025	230,616,336	(130,977)
890	3 Month Euro Euribor Future	06/17/2024	233,565,869	(111,528)
896	3 Month Euro Euribor Future	09/16/2024	235,468,489	(184,885)
609	3 Month Euro Euribor Future	12/18/2023	159,301,822	72,646
1,108	3 Month Euro Euribor Future	12/16/2024	291,482,481	(189,969)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
7,020	BMF Ibovespa Index Future	04/12/2023	$141,466,595	$6,487,501
285	Carbon Emissions Future(b)	12/18/2023	28,419,622	(1,069,884)
905	CBOE Volatility Index Future(b)	05/17/2023	20,026,293	173,157
216	CBOE Volatility Index Future(b)	06/21/2023	4,958,971	48,229
1,289	CBOE Volatility Index Future(b)	04/19/2023	26,765,054	317,196
5,413	CBOT 2 Year US Treasury Note Future	06/30/2023	1,117,535,502	(350,744)
101	CBOT Soybean Meal Future(b)	05/12/2023	4,706,600	(66,480)
389	CME Canadian Dollar Currency Future	06/20/2023	28,782,110	(57,155)
760	CME E-mini Russell 2000 Index Futures	06/16/2023	68,913,000	(911,990)
202	CME E-Mini Standard & Poor’s MidCap 400 Index	06/16/2023	51,099,940	(398,540)
191	CME Japanese Yen Currency Future	06/16/2023	18,198,719	276,000
250	CME Lean Hogs Future(b)	06/14/2023	9,162,500	84,710
5	CME Live Cattle Future(b)	06/30/2023	324,250	(3,540)
262	COMEX Copper Future(b)	05/26/2023	26,818,974	(70,899)
91	COMEX Silver Future(b)	05/26/2023	10,990,980	(339,030)
393	E-mini Dow Jones Industrial Average Index Futures	06/16/2023	65,748,900	(996,585)
3,180	Eurex 10 Year Euro BUND Future	06/08/2023	468,566,222	2,505,352
1,298	Eurex 2 Year Euro SCHATZ Future	06/08/2023	148,814,524	(33,387)
1,329	Eurex 30 Year Euro BUXL Future	06/08/2023	203,062,089	(1,702,236)
4,116	Eurex 5 Year Euro BOBL Future	06/08/2023	526,297,950	571,599
814	Euro-BTP Italian Bond Futures	06/08/2023	101,849,333	(701,580)
1,301	French Government Bond Futures	06/08/2023	183,782,656	(951,873)
286	ICE US mini MSCI EAFE Index Futures	06/16/2023	29,979,950	(712,475)
1,974	ICE US MSCI Emerging Markets EM Index Futures	06/16/2023	98,255,850	(1,287,130)
56	LME Copper Future(b)	06/19/2023	12,589,500	(24,303)
40	LME Nickel Future(b)	06/19/2023	5,718,960	(106,933)
327	LME Primary Aluminum Future(b)	06/19/2023	19,705,838	(715,081)
61	LME Zinc Future(b)	06/19/2023	4,460,244	(15,063)
610	Long Gilt Future	06/28/2023	77,774,831	(66,892)
479	Montreal Exchange S&P/TSX 60 Index Future	06/15/2023	85,711,910	(771,281)
245	NYBOT CSC C Coffee Future(b)	05/18/2023	15,664,688	387,281
304	NYBOT CSC Cocoa Future(b)	05/15/2023	8,916,320	(397,720)
248	NYBOT CTN Number 2 Cotton Future(b)	05/08/2023	10,264,720	(482,610)
565	SGX Nifty 50 Index Futures	04/27/2023	19,681,775	(370,199)
63	Three Month SONIA Index Futures	06/18/2024	18,599,647	(7,399)
40	Three Month SONIA Index Futures	06/17/2025	11,872,217	(1,697)
27	Three Month SONIA Index Futures	09/16/2025	8,018,326	(663)
78	Three Month SONIA Index Futures	03/19/2024	22,977,615	9,181
1,551	Ultra U.S. Treasury Bond Futures	06/21/2023	218,884,875	306,125
	TOTAL FUTURES CONTRACTS			$(1,949,744)

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the CMHSF Fund Ltd.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023 (Unaudited)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar	04/03/2023	Bank Of America Merrill Lynch	51,400,000	$34,362,885	$(45,464)
British Pound	04/03/2023	Bank Of America Merrill Lynch	32,800,000	40,464,352	(131,364)
Canadian Dollar	04/03/2023	Bank Of America Merrill Lynch	59,360,000	43,920,920	58,277
Euro	04/03/2023	Bank Of America Merrill Lynch	160,100,000	173,663,087	(766,190)
Japanese Yen	04/03/2023	Bank Of America Merrill Lynch	2,620,000,000	19,733,822	(34,413)
Mexican Peso	04/03/2023	Bank Of America Merrill Lynch	501,930,000	27,850,341	103,089
New Zealand Dollar	04/03/2023	Bank Of America Merrill Lynch	21,980,000	13,747,811	11,238
Norwegian Krone	04/03/2023	Bank Of America Merrill Lynch	44,200,000	4,223,425	(25,542)
Polish Zloty	04/03/2023	Bank Of America Merrill Lynch	15,650,000	3,627,135	(24,024)
South African Rand	04/03/2023	Bank Of America Merrill Lynch	161,770,000	9,086,314	25,655
Swedish Krona	04/03/2023	Bank Of America Merrill Lynch	148,710,000	14,327,128	(18,712)
Swiss Franc	04/03/2023	Bank Of America Merrill Lynch	23,050,000	25,197,316	(26,622)
Australian Dollar	04/04/2023	Bank Of America Merrill Lynch	20,310,000	13,578,019	(28,179)
British Pound	04/04/2023	Bank Of America Merrill Lynch	60,250,000	74,328,572	(202,085)
Euro	04/04/2023	Bank Of America Merrill Lynch	64,460,000	69,920,817	(237,464)
Israeli Shekel	04/04/2023	Bank Of America Merrill Lynch	17,460,000	4,853,907	20,284
Japanese Yen	04/04/2023	Bank Of America Merrill Lynch	1,934,000,000	14,566,874	11,410
Mexican Peso	04/04/2023	Bank Of America Merrill Lynch	474,030,000	26,302,268	27,085
New Zealand Dollar	04/04/2023	Bank Of America Merrill Lynch	67,390,000	42,150,363	(164,384)
Norwegian Krone	04/04/2023	Bank Of America Merrill Lynch	88,930,000	8,497,493	(13,631)
Polish Zloty	04/04/2023	Bank Of America Merrill Lynch	1,840,000	426,449	(723)
Singapore Dollar	04/04/2023	Bank Of America Merrill Lynch	800,000	601,133	(421)
South African Rand	04/04/2023	Bank Of America Merrill Lynch	269,250,000	15,123,261	(50,540)
Swedish Krona	04/04/2023	Bank Of America Merrill Lynch	338,980,000	32,658,256	(63,783)
Swiss Franc	04/04/2023	Bank Of America Merrill Lynch	31,540,000	34,478,239	(2,087)
Australian Dollar	04/19/2023	Bank Of America Merrill Lynch	295,700,000	197,792,699	343,153
Australian Dollar	04/19/2023	Deutsche Bank	1,037,410,000	693,919,934	(545,089)
Brazilian Real	04/19/2023	Bank Of America Merrill Lynch	3,012,590,000	592,941,422	14,129,030
British Pound	04/19/2023	Bank Of America Merrill Lynch	874,010,000	1,078,574,723	21,246,028
Canadian Dollar	04/19/2023	Bank Of America Merrill Lynch	105,410,000	78,010,756	596,271
Canadian Dollar	04/19/2023	Deutsche Bank	789,440,000	584,240,686	9,092,075
Chilean Peso	04/19/2023	Bank Of America Merrill Lynch	32,526,999,999	40,956,178	1,666,994
Euro	04/19/2023	Bank Of America Merrill Lynch	1,671,530,000	1,814,659,744	18,795,601
Indian Rupee	04/19/2023	Bank Of America Merrill Lynch	12,123,609,999	147,451,630	666,906
Israeli Shekel	04/19/2023	Bank Of America Merrill Lynch	142,970,000	39,760,370	168,789
Japanese Yen	04/19/2023	Bank Of America Merrill Lynch	22,466,999,995	169,637,420	(52,768)
Mexican Peso	04/19/2023	Bank Of America Merrill Lynch	10,156,119,999	561,884,586	14,052,507
New Zealand Dollar	04/19/2023	Bank Of America Merrill Lynch	534,540,000	334,346,199	2,261,807

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023 (Unaudited) (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
New Zealand Dollar	04/19/2023	Deutsche Bank	1,296,790,000	$811,121,354	$3,920,825
Norwegian Krone	04/19/2023	Bank Of America Merrill Lynch	3,396,650,000	324,786,770	1,733,547
Polish Zloty	04/19/2023	Bank Of America Merrill Lynch	589,880,000	136,587,769	2,432,926
Singapore Dollar	04/19/2023	Bank Of America Merrill Lynch	142,050,000	106,787,913	885,664
South African Rand	04/19/2023	Bank Of America Merrill Lynch	3,535,760,000	198,335,258	4,897,848
South Korean Won	04/19/2023	Bank Of America Merrill Lynch	86,790,999,999	66,505,252	(203,354)
Swedish Krona	04/19/2023	Bank Of America Merrill Lynch	1,881,989,999	181,471,815	304,566
Swedish Krona	04/19/2023	Deutsche Bank	3,438,060,000	331,516,634	4,355,776
Swiss Franc	04/19/2023	Bank Of America Merrill Lynch	588,840,000	644,738,072	6,039,530
British Pound	05/17/2023	Bank Of America Merrill Lynch	115,630,000	142,776,973	(121,865)
Norwegian Krone	05/19/2023	Bank Of America Merrill Lynch	15,630,000	1,496,667	(1,881)
				$10,027,991,011	$105,086,296

To Sell:
Australian Dollar	04/03/2023	Bank Of America Merrill Lynch	51,400,000	$34,362,883	$106,285
British Pound	04/03/2023	Bank Of America Merrill Lynch	32,800,000	40,464,353	138,351
Canadian Dollar	04/03/2023	Bank Of America Merrill Lynch	59,360,000	43,920,919	(83,860)
Euro	04/03/2023	Bank Of America Merrill Lynch	160,100,000	173,663,087	917,974
Japanese Yen	04/03/2023	Bank Of America Merrill Lynch	2,619,999,999	19,733,819	57,092
Mexican Peso	04/03/2023	Bank Of America Merrill Lynch	501,930,000	27,850,342	(75,285)
New Zealand Dollar	04/03/2023	Bank Of America Merrill Lynch	21,980,000	13,747,812	(48,009)
Norwegian Krone	04/03/2023	Bank Of America Merrill Lynch	44,200,000	4,223,425	22,003
Polish Zloty	04/03/2023	Bank Of America Merrill Lynch	15,650,000	3,627,135	26,837
South African Rand	04/03/2023	Bank Of America Merrill Lynch	161,770,000	9,086,313	(56,280)
Swedish Krona	04/03/2023	Bank Of America Merrill Lynch	148,710,000	14,327,130	(7,497)
Swiss Franc	04/03/2023	Bank Of America Merrill Lynch	23,050,000	25,197,316	(20,476)
Australian Dollar	04/04/2023	Bank Of America Merrill Lynch	20,310,000	13,578,018	11,381
British Pound	04/04/2023	Bank Of America Merrill Lynch	60,250,000	74,328,575	64,877
Euro	04/04/2023	Bank Of America Merrill Lynch	64,460,000	69,920,816	127,422
Israeli Shekel	04/04/2023	Bank Of America Merrill Lynch	17,460,000	4,853,910	(2,967)
Japanese Yen	04/04/2023	Bank Of America Merrill Lynch	1,934,000,000	14,566,873	(8,701)
Mexican Peso	04/04/2023	Bank Of America Merrill Lynch	474,030,000	26,302,268	(29,491)
New Zealand Dollar	04/04/2023	Bank Of America Merrill Lynch	67,390,000	42,150,362	67,901
Norwegian Krone	04/04/2023	Bank Of America Merrill Lynch	88,930,000	8,497,493	13,276
Polish Zloty	04/04/2023	Bank Of America Merrill Lynch	1,840,000	426,449	262
Singapore Dollar	04/04/2023	Bank Of America Merrill Lynch	800,000	601,133	525
South African Rand	04/04/2023	Bank Of America Merrill Lynch	269,250,000	15,123,261	37,452
Swedish Krona	04/04/2023	Bank Of America Merrill Lynch	338,980,000	32,658,260	72,559
Swiss Franc	04/04/2023	Bank Of America Merrill Lynch	31,540,000	34,478,235	28,669
Australian Dollar	04/19/2023	Bank Of America Merrill Lynch	57,610,000	38,535,128	(35,865)
Australian Dollar	04/19/2023	Deutsche Bank	1,037,410,000	693,919,930	(5,495,044)
Brazilian Real	04/19/2023	Bank Of America Merrill Lynch	1,230,510,000	242,190,389	(9,601,351)
British Pound	04/19/2023	Bank Of America Merrill Lynch	874,010,000	1,078,574,722	(22,475,024)
Canadian Dollar	04/19/2023	Bank Of America Merrill Lynch	627,250,000	464,208,769	(4,302,756)
Canadian Dollar	04/19/2023	Deutsche Bank	789,440,000	584,240,686	(10,371,308)
Chilean Peso	04/19/2023	Bank Of America Merrill Lynch	31,309,000,000	39,422,540	(305,942)
Euro	04/19/2023	Bank Of America Merrill Lynch	1,276,930,000	1,386,270,940	(20,658,370)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023 (Unaudited) (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
Indian Rupee	04/19/2023	Bank Of America Merrill Lynch	3,595,640,000	$43,731,444	$(198,157)
Israeli Shekel	04/19/2023	Bank Of America Merrill Lynch	75,240,000	20,924,461	(277,309)
Japanese Yen	04/19/2023	Bank Of America Merrill Lynch	45,769,999,991	345,587,072	(2,364,412)
Mexican Peso	04/19/2023	Bank Of America Merrill Lynch	5,310,280,000	293,789,801	(6,748,333)
New Zealand Dollar	04/19/2023	Bank Of America Merrill Lynch	52,530,000	32,856,673	(187,138)
New Zealand Dollar	04/19/2023	Deutsche Bank	1,296,790,000	811,121,356	(10,739,780)
Norwegian Krone	04/19/2023	Bank Of America Merrill Lynch	3,396,650,000	324,786,769	(2,701,406)
Polish Zloty	04/19/2023	Bank Of America Merrill Lynch	252,230,000	58,404,308	(1,099,832)
Singapore Dollar	04/19/2023	Bank Of America Merrill Lynch	71,710,000	53,908,914	(606,389)
South African Rand	04/19/2023	Bank Of America Merrill Lynch	1,898,850,000	106,514,272	(3,208,363)
South Korean Won	04/19/2023	Bank Of America Merrill Lynch	100,674,999,998	77,144,128	(138,637)
Swedish Krona	04/19/2023	Bank Of America Merrill Lynch	995,470,000	95,988,687	31,158
Swedish Krona	04/19/2023	Deutsche Bank	3,438,059,999	331,516,635	(3,812,936)
Swiss Franc	04/19/2023	Bank Of America Merrill Lynch	624,240,000	683,498,564	(8,928,372)
				$8,554,826,375	$(112,865,266)

Total					$(7,778,970)

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 5.7%
38,000	Raytheon Technologies Corporation	$3,721,340
4,200	TransDigm Group, Inc.	3,095,610
		6,816,950
	APPAREL & TEXTILE PRODUCTS - 2.6%
7,000	Deckers Outdoor Corporation(a)	3,146,850

	ASSET MANAGEMENT - 4.6%
49,050	Apollo Global Management, Inc.	3,097,998
11,950	LPL Financial Holdings, Inc.(b)	2,418,680
		5,516,678
	AUTOMOTIVE - 2.7%
65,650	BorgWarner, Inc.	3,224,072

	BANKING - 1.8%
63,350	HSBC Holdings plc - ADR(b)	2,162,136

	BIOTECH & PHARMA - 7.1%
44,550	Merck & Company, Inc.	4,739,674
11,900	Vertex Pharmaceuticals, Inc.(a)	3,749,333
		8,489,007
	CHEMICALS - 5.5%
11,575	Albemarle Corporation(b)	2,558,538
67,000	Corteva, Inc.	4,040,770
		6,599,308
	ELECTRICAL EQUIPMENT - 2.8%
41,350	Amphenol Corporation, Class A	3,379,122

	ENGINEERING & CONSTRUCTION - 6.3%
45,975	Quanta Services, Inc.(b)	7,661,274

	FOOD - 9.5%
20,600	Hershey Company (The)	5,240,846
16,600	J M Smucker Company (The)	2,612,342

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	FOOD - 9.5% (Continued)
34,250	Lamb Weston Holdings, Inc.	$3,579,810
		11,432,998
	HEALTH CARE FACILITIES & SERVICES - 3.9%
29,225	AmerisourceBergen Corporation	4,679,215

	INSURANCE - 3.5%
24,300	Travelers Companies, Inc. (The)	4,165,263

	INTERNET MEDIA & SERVICES - 2.1%
66,950	Trip.com Group Ltd. - ADR(a)	2,522,007

	LEISURE FACILITIES & SERVICES - 2.7%
29,650	Texas Roadhouse, Inc.(b)	3,203,979

	OIL & GAS PRODUCERS - 3.3%
130,950	Williams Companies, Inc. (The)(b)	3,910,167

	RETAIL - CONSUMER STAPLES - 2.5%
60,300	Kroger Company (The)	2,977,011

	RETAIL - DISCRETIONARY - 6.3%
56,450	Builders FirstSource, Inc.(a)	5,011,631
18,200	Dick’s Sporting Goods, Inc.(b)	2,582,398
		7,594,029
	SEMICONDUCTORS - 11.9%
9,350	KLA Corporation	3,732,240
89,850	ON Semiconductor Corporation(a),(b)	7,396,451
59,300	STMicroelectronics N.V. - ADR(b)	3,171,956
		14,300,647
	SPECIALTY REITS - 2.5%
56,100	Iron Mountain, Inc.	2,968,251

	TECHNOLOGY HARDWARE - 6.4%
155,050	Flex Ltd.(a)	3,567,701

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 6.4% (Continued)
14,400	Motorola Solutions, Inc.	$4,120,272
		7,687,973
	TECHNOLOGY SERVICES - 2.1%
27,050	Booz Allen Hamilton Holding Corporation	2,507,265

	TELECOMMUNICATIONS - 3.5%
28,700	T-Mobile US, Inc.(a)	4,156,908

	TOTAL COMMON STOCKS (Cost $101,700,078)	119,101,110

	SHORT-TERM INVESTMENTS — 24.9%
	COLLATERAL FOR SECURITIES LOANED - 24.2%
28,995,202	Mount Vernon Liquid Assets Portfolio, 4.93% (Cost $28,995,202)(c)	28,995,202

	MONEY MARKET FUNDS - 0.7%
840,422	First American Government Obligations Fund, Class U, 4.66% (Cost $840,422)(c)	840,422

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,835,624)	29,835,624

	TOTAL INVESTMENTS - 124.2% (Cost $131,535,702)	$148,936,734
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.2)%	(29,000,265)
	NET ASSETS - 100.0%	$119,936,469

ADR - American Depositary Receipt

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $28,995,202 at March 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	SOFTWARE - 0.0%(a)
7,832	Avaya Holdings Corporation(b) (Cost $198,736)	$2

	EXCHANGE-TRADED FUNDS — 5.3%
	FIXED INCOME - 5.3%
354,978	Invesco Senior Loan ETF	7,383,542
111,697	SPDR Blackstone Senior Loan ETF	4,630,958
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,066,487)	12,014,500

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 8.4%
	CLO — 8.4%
500,000	Alinea CLO 2018-1 Ltd. Series 1A E(c),(d)	US0003M + 6.000%	10.8080	07/20/31	422,112
500,000	Apidos CLO XXX Series XXXA D(c),(d)	US0003M + 5.600%	10.3950	10/18/31	442,371
500,000	Apidos CLO XXXV Series 2021-35A E(c),(d)	US0003M + 5.750%	10.5580	04/20/34	440,621
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(c),(d)	US0003M + 5.500%	10.2920	04/15/30	413,009
835,000	BlueMountain CLO 2015-4 Ltd. Series 2015-4A DR(c),(d)	US0003M + 2.950%	7.7580	04/20/30	709,772
500,000	BlueMountain CLO 2018-3 Ltd. Series 2018-3A E(c),(d)	US0003M + 5.950%	10.7680	10/25/30	406,391
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(c),(d)	US0003M + 5.050%	9.8420	07/15/31	404,020
500,000	BlueMountain Fuji US Clo I Ltd. Series 2017-1A E(c),(d)	US0003M + 6.000%	10.8080	07/20/29	381,486
500,000	BlueMountain Fuji US Clo III Ltd. Series 2017-3A E(c),(d)	US0003M + 5.200%	9.9920	01/15/30	393,571
750,000	Burnham Park Clo Ltd. Series 2016-1A ER(c),(d)	US0003M + 5.400%	10.2080	10/20/29	635,614
500,000	Canyon CLO 2018-1 Ltd. Series 2018-1A E(c),(d)	US0003M + 5.750%	10.5420	07/15/31	400,733
500,000	Carlyle Global Market Strategies CLO 2014-1 Ltd. Series 2014-1A ER(c),(d)	US0003M + 5.400%	10.1920	04/17/31	392,990
500,000	Carlyle Global Market Strategies CLO 2017-1 Ltd. Series 2017-1A D(c),(d)	US0003M + 6.000%	10.8080	04/20/31	414,239
500,000	CARLYLE US CLO 2017-5 Ltd. Series 2017-5A D(c),(d)	US0003M + 5.300%	10.1080	01/20/30	407,742
500,000	Cook Park CLO Ltd. Series 2018-1A E(c),(d)	US0003M + 5.400%	10.1920	04/17/30	401,961
500,000	Flatiron Clo 17 Ltd. Series 2017-1A ER(c),(d)	US0003M + 5.900%	10.7640	05/15/30	458,068
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(c),(d)	US0003M + 5.250%	10.0580	04/20/31	430,716

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 8.4% (Continued)
	CLO — 8.4% (Continued)
500,000	Goldentree Loan Management US Clo 2 Ltd. Series 2017-2A E(c),(d)	US0003M + 4.700%	9.5080	11/28/30	$434,243
750,000	Goldentree Loan Opportunities X Ltd. Series 2015-10A ER(c),(d)	US0003M + 5.650%	10.4580	07/20/31	674,339
500,000	GoldentTree Loan Management US CLO 1 Ltd. Series 2021-9A E(c),(d)	US0003M + 4.750%	9.5580	01/20/33	420,527
500,000	Grippen Park CLO Ltd. Series 2017-1A E(c),(d)	US0003M + 5.700%	10.5080	01/20/30	448,024
500,000	Jamestown CLO II Ltd. Series 2013-2A DR(c),(d)	US0003M + 5.450%	10.2650	04/22/30	474,627
500,000	KKR CLO 13 Ltd. Series 13 ER(c),(d)	US0003M + 4.950%	9.7420	01/16/28	492,751
500,000	KKR Financial CLO 2013-1 Ltd. Series 1A DR(c),(d)	US0003M + 6.080%	10.8720	04/15/29	447,920
500,000	Magnetite XV Ltd. Series 2015-15A ER(c),(d)	TSFR3M + 5.462%	10.1210	07/25/31	436,276
500,000	Neuberger Berman CLO XVIII Ltd. Series 2014-18A DR2(c),(d)	US0003M + 5.920%	10.7350	10/21/30	437,867
500,000	Octagon Investment Partners 18-R Ltd. Series 2018-18A C(c),(d)	US0003M + 2.700%	7.4920	04/16/31	433,241
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(c),(d)	US0003M + 5.400%	10.1920	07/15/30	391,677
500,000	Octagon Investment Partners 37 Ltd. Series 2018-2A D(c),(d)	US0003M + 5.400%	10.2180	07/25/30	413,104
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(c),(d)	US0003M + 5.150%	9.9680	01/25/31	392,502
500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(c),(d)	US0003M + 5.450%	10.2650	01/22/30	409,013
500,000	OHA Credit Partners XV Ltd. Series 2017-15A E(c),(d)	US0003M + 5.300%	10.1080	01/20/30	450,269
500,000	Palmer Square CLO 2018-2 Ltd. Series 2018-2A D(c),(d)	US0003M + 5.600%	10.4300	07/16/31	452,536
500,000	Regatta X Funding Ltd. Series 2017-3A E(c),(d)	US0003M + 5.550%	10.3420	01/17/31	426,115
550,000	Regatta XI Funding Ltd. Series 2018-1A E(c),(d)	US0003M + 5.500%	10.2920	07/17/31	470,334
500,000	RR 5 Ltd. Series 2018-5A D(c),(d)	US0003M + 5.750%	10.5420	10/15/31	437,443
500,000	Wellfleet CLO 2015-1 Ltd. Series 2015-1A ER3(c),(d)	US0003M + 7.050%	11.8580	07/20/29	389,310
500,000	Wellfleet CLO 2017-1 Ltd. Series 2017-1A D(c),(d)	US0003M + 6.050%	10.8580	04/20/29	397,766
500,000	Wellfleet CLO 2018-2 Ltd. Series 2018-2A D(c),(d)	US0003M + 6.070%	10.8780	10/20/31	375,607
500,000	Wellfleet CLO 2018-3 Ltd. Series 2018-3A D(c),(d)	US0003M + 6.250%	11.0580	01/20/32	370,261
1,500,000	York CLO 1 Ltd. Series 2014-1A ERR(c),(d)	US0003M + 5.580%	10.3950	10/22/29	1,351,904
	TOTAL ASSET BACKED SECURITIES (Cost $21,119,526)				18,983,072

	CORPORATE BONDS — 4.2%
	AUTOMOTIVE — 0.7%
1,472,000	Ford Motor Credit Company, LLC		7.3500	03/06/30	1,513,952

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 4.2% (Continued)
	CABLE & SATELLITE — 0.8%
27,000	CCO Holdings, LLC / CCO Holdings Capital(c)		6.3750	09/01/29	$25,809
1,000,000	CSC Holdings, LLC(c)		4.1250	12/01/30	719,095
1,250,000	Virgin Media Secured Finance plc(c)		5.5000	05/15/29	1,165,485
					1,910,389

	ELECTRIC UTILITIES — 0.6%
1,500,000	Calpine Corporation(c)		5.0000	02/01/31	1,272,190

	LEISURE FACILITIES & SERVICES — 0.9%
1,250,000	Caesars Entertainment, Inc.(c)		4.6250	10/15/29	1,094,419
999,000	CDI Escrow Issuer, Inc.(c)		5.7500	04/01/30	965,778
					2,060,197
	MEDICAL EQUIPMENT & DEVICES — 0.4%
1,000,000	Mozart Debt Merger Sub, Inc.(c)		3.8750	04/01/29	867,590

	OIL & GAS PRODUCERS — 0.1%
49,000	EnLink Midstream, LLC(c)		6.5000	09/01/30	49,302
71,000	Martin Midstream Partners, L.P. / Martin Midstream(c)		11.5000	02/15/28	68,055
					117,357

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
994,000	Iron Mountain, Inc.(c)		5.2500	07/15/30	891,851

	SOFTWARE — 0.3%
725,000	Central Parent, Inc. / Central Merger Sub, Inc.(c)		7.2500	06/15/29	713,160

	TOTAL CORPORATE BONDS (Cost $9,471,547)				9,346,686

		Spread
	TERM LOANS — 75.5%
	ADVERTISING & MARKETING — 0.6%
58,272	ABG Intermediate Holdings 2, LLC(d)	TSFR1M + 4.000%	0.0000	12/21/28	57,733
759,843	ABG Intermediate Holdings 2, LLC(d)	TSFR1M + 4.000%	9.4070	12/21/28	752,814
675,000	ABG Intermediate Holdings 2, LLC(d)	SOFRRATE + 6.000%	10.7180	12/10/29	626,906
					1,437,453

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 75.5% (Continued)
	AEROSPACE & DEFENSE — 2.0%
1,885,738	Dynasty Acquisition Company, Inc.(d)	US0003M + 3.500%	8.2180	04/08/26	$1,847,609
1,014,262	Standard Aero Ltd.(d)	US0003M + 3.500%	8.2180	04/08/26	993,753
1,600,000	TransDigm, Inc.(d)	TSFR1M + 3.250%	7.8250	08/10/28	1,597,600
					4,438,962
	ASSET MANAGEMENT — 2.8%
2,836,300	Advisor Group Holdings, Inc.(d)	US0001M + 4.500%	9.1350	07/31/26	2,797,670
240,729	Edelman Financial Center, LLC (The)(d)	US0001M + 6.750%	11.3850	07/20/26	226,346
1,000,000	Focus Financial Partners, LLC(d)	TSFR1M + 3.250%	7.8680	06/30/28	992,360
1,249,924	Guggenheim Partners Investment Management(d)	TSFR1M + 3.250%	7.8300	12/07/29	1,245,862
1,115,761	KPAE Finance Sub, Inc.(d)	US0003M + 3.500%	8.5750	10/26/27	1,049,864
					6,312,102
	AUTOMOTIVE — 1.7%
3,694,496	First Brands Group, LLC(d)	SOFRRATE + 5.000%	10.2520	03/24/27	3,567,498
329,000	First Brands Group, LLC(d)	TSFR1M + 5.000%	10.2460	03/30/27	316,663
					3,884,161
	BIOTECH & PHARMA — 1.4%
1,033,193	Curium Bidco Sarl(d)	US0003M + 4.250%	8.9800	09/10/27	1,004,780
2,094,547	Jazz Financing Lux Sarl(d)	US0001M + 3.500%	8.1350	04/22/28	2,089,090
					3,093,870
	CABLE & SATELLITE — 2.5%
1,799,000	Altice Financing S.A.(d)	TSFR1M + 5.000%	9.5660	10/31/27	1,787,756
2,361,992	Directv Financing, LLC(d)	US0001M + 5.000%	9.6350	07/22/27	2,278,519
700,000	UPC Financing Partnership(d)	US0001M + 2.925%	7.6090	01/31/29	687,607
1,000,000	Virgin Media Bristol, LLC(d)	TSFR1M + 3.250%	7.9110	03/06/31	989,065
					5,742,947
	CHEMICALS — 2.5%
1,000,000	Diamond BC BV(d)	US0001M + 2.750%	7.5750	09/15/28	997,580
963,836	INEOS US Finance, LLC(d)	TSFR1M + 3.500%	8.2180	02/09/30	960,221
1,187,000	Nouryon USA, LLC(d)	TSFR1M + 4.000%	8.6650	03/03/28	1,185,516
2,022,341	Olympus Water US Holding Corporation(d)	US0001M + 3.750%	8.5000	10/01/28	1,921,234
117,115	Olympus Water US Holding Corporation(d)	SOFRRATE + 4.500%	9.1800	11/09/28	112,518
644,615	PQ Group Holdings, Inc.(d)	US0001M + 3.500%	7.9190	04/30/28	639,377
					5,816,446

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 75.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 4.9%
2,408,203	Allied Universal Holdco, LLC(d)	US0001M + 3.750%	8.1730	05/05/28	$2,290,599
725,000	Amentum Government Services Holdings, LLC(d)	US0003M + 8.750%	12.9200	01/31/28	670,625
1,439,765	Amentum Government Services Holdings, LLC(d)	SOFRRATE + 4.000%	8.7640	02/07/29	1,410,970
1,088,175	AVSC Holding Corporation(d)	US0006M + 4.500%	9.3060	09/26/26	1,059,801
1,623,018	Conservice Midco, LLC(d)	US0001M + 4.250%	8.8850	05/07/27	1,599,014
1,337,230	GFL Environmental, Inc.(d)	TSFR1M + 3.000%	7.7180	05/31/27	1,339,978
700,000	Prime Security Services Borrower, LLC(d)	US0001M + 2.750%	7.5170	09/23/26	698,726
2,000,000	Stiphout Finance, LLC(d)	US0001M + 3.750%	6.8650	10/26/25	1,995,830
					11,065,543
	CONSUMER SERVICES — 0.1%
119,000	Fugue Finance, LLC(d)	TSFR1M + 4.500%	9.3730	01/25/28	119,025

	CONTAINERS & PACKAGING — 0.6%
1,250,000	Mauser Packaging Solutions Holding Company(d)	TSFR1M + 4.000%	0.0000	08/10/26	1,242,188

	E-COMMERCE DISCRETIONARY — 0.3%
849,030	Olaplex, Inc.(d)	TSFR3M + 3.750%	8.2050	02/17/29	764,836

	ELECTRIC UTILITIES — 0.5%
1,162,672	Granite Generation, LLC(d)	US0003M + 3.750%	8.3850	11/07/26	1,096,912

	ELECTRICAL EQUIPMENT — 0.7%
1,500,000	Brookfield WEC Holdings, Inc.(d)	US0001M + 2.750%	7.3850	08/01/25	1,494,540

	ENGINEERING & CONSTRUCTION — 0.5%
1,200,000	VM Consolidated, Inc.(d)	US0001M + 3.250%	7.8850	03/26/28	1,200,000

	ENTERTAINMENT CONTENT — 1.7%
700,000	AP Core Holdings II, LLC(d)	US0001M + 5.500%	10.1350	09/01/27	682,500
2,500,000	AP Core Holdings II, LLC(d)	US0001M + 5.500%	10.1350	09/01/27	2,439,588
632,113	NEP Group, Inc.(d)		8.6350	10/20/25	591,550
110,445	Univision Communications, Inc. (d)	SOFRRATE + 4.250%	8.8300	06/08/29	109,865
					3,823,503

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 75.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 5.3%
591,127	Eyecare Partners, LLC(d)	US0003M + 3.750%	8.4800	02/05/27	$485,218
1,000,450	Eyecare Partners, LLC(d)	US0003M + 3.750%	8.4800	10/14/28	818,423
874,920	FC Compassus, LLC(d)	US0006M + 4.250%	8.9800	12/31/26	827,525
1,392,969	Heartland Dental, LLC(d)	US0001M + 3.500%	8.3850	04/19/25	1,306,152
1,831,640	Legacy LifePoint Health, LLC(d)	US0001M + 3.750%	8.5750	11/16/25	1,749,216
857,103	MED ParentCo, L.P.(d)	US0001M + 4.250%	8.8850	08/02/26	755,807
1,294,832	Milano Acquisition Corporation(d)	US0003M + 4.000%	8.7300	08/17/27	1,239,802
2,054,681	National Mentor Holdings, Inc.(d)	US0001M + 3.750%	8.4800	02/18/28	1,581,540
57,467	National Mentor Holdings, Inc.(d)	US0003M + 3.750%	8.4800	02/18/28	44,233
1,122,200	One Call Corporation(d)	US0003M + 5.500%	10.3750	04/08/27	847,261
1,789,829	Upstream Newco, Inc.(d)	SOFRRATE + 4.250%	9.0920	11/20/26	1,419,934
964,472	US Anesthesia Partners, Inc.(d)	US0006M + 4.250%	8.9120	09/23/28	931,771
					12,006,882
	HOME & OFFICE PRODUCTS — 0.3%
647,149	Osmosis Debt Merger Sub, Inc.(d)	SOFRRATE + 3.750%	8.4840	06/17/28	626,524

	INSTITUTIONAL FINANCIAL SERVICES — 2.5%
926,199	Aretec Group, Inc.(d)	US0001M + 4.250%	8.9680	10/01/25	922,290
357,000	Aretec Group, Inc.(d)	TSFR1M + 4.500%	9.1050	03/08/30	352,316
1,567,445	Armor Holdco, Inc.(d)	US0003M + 4.500%	9.5410	10/29/28	1,565,485
498,744	Ascensus Holdings, Inc.(d)	US0003M + 3.500%	8.2500	08/02/28	485,652
1,074,520	Ascensus Holidngs, Inc.(d)	US0003M + 6.500%	11.3120	08/02/29	972,440
1,474,246	Deerfield Dakota Holding, LLC(d)	SOFRRATE + 3.750%	8.3680	03/06/27	1,431,250
					5,729,433
	INSURANCE — 7.0%
910,848	Acrisure, LLC(d)	US0001M + 3.500%	8.1350	01/31/27	883,901
260,000	Alliant Holdings Intermediate, LLC(d)	TSFR1M + 3.500%	8.3470	02/08/27	257,695
1,000,000	AmWINS Group, Inc.(d)	US0001M + 2.250%	6.8850	02/17/28	989,655
574,000	AmWINS Group, Inc.(d)	TSFR1M + 2.750%	7.4120	02/19/28	572,387
104,213	AssuredPartners, Inc.(d)	SOFRRATE + 3.500%	8.1180	02/13/27	103,301
1,083,242	AssuredPartners, Inc.(d)	US0001M + 3.500%	8.1350	02/13/27	1,074,712
438,806	AssuredPartners, Inc.(d)	US0001M + 3.500%	8.1350	02/13/27	434,280

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 75.5% (Continued)
	INSURANCE — 7.0% (Continued)
948,623	AssuredPartners, Inc.(d)	TSFR1M + 4.250%	8.8680	02/13/27	$947,437
2,411,000	Asurion, LLC(d)	US0001M + 5.250%	9.8850	01/29/28	2,017,404
600,000	Asurion, LLC(d)	US0001M + 5.250%	9.8850	01/14/29	498,300
3,359,956	HUB International Ltd.(d)	TSFR1M + 4.000%	8.7280	11/10/29	3,354,294
1,326,294	Hyperion Insurance/Howden(d)	US0001M + 3.250%	7.9370	11/12/27	1,314,219
3,121,555	Sedgwick Claims Management Services, Inc.(d)	TSFR1M + 3.750%	8.3250	02/17/28	3,089,044
					15,536,629
	INTERNET MEDIA & SERVICES — 1.5%
2,726,930	MH Sub I, LLC(d)	US0001M + 3.750%	8.3850	09/15/24	2,687,308
550,000	MH Sub I, LLC(d)	US0001M + 6.250%	10.8680	02/23/29	507,603
281,000	Uber Technologies, Inc.(d)	TSFR1M + 2.750%	7.6560	03/03/30	280,758
					3,475,669
	LEISURE FACILITIES & SERVICES — 3.0%
497,487	Bally’s Corporation(d)	US0001M + 3.250%	7.9590	08/06/28	476,081
2,300,000	Delta 2 Lux Sarl(d)	TSFR1M + 3.250%	7.8680	01/15/30	2,303,840
600,000	Fitness International, LLC(d)	US0003M + 3.250%	8.0760	04/18/25	574,956
142,000	IRB Holding Corporation(d)	TSFR1M + 3.000%	5.6950	12/15/27	139,860
1,097,208	Playtika Holding Corporation(d)	US0001M + 2.750%	7.3850	03/05/28	1,091,525
2,175,411	Raptor Acquisition Corporation(d)	US0003M + 4.000%	8.7530	11/01/26	2,164,534
					6,750,796
	LEISURE PRODUCTS — 0.1%
63,000	Topgolf Callaway Brands Corporation(d)	TSFR1M + 3.500%	8.2240	03/09/30	62,710
176,532	Varsity Brands Holding Company, Inc.(d)	TSFR1M + 5.000%	9.6750	12/15/26	165,204
					227,914
	MEDICAL EQUIPMENT & DEVICES — 1.3%
1,996,241	Bausch + Lomb Corporation(d)	SOFRRATE + 3.250%	7.8420	05/05/27	1,943,560
1,000,000	Mozart Borrower, L.P.(d)	US0001M + 3.250%	7.8850	09/30/28	976,330
					2,919,890
	OIL & GAS PRODUCERS — 0.7%
579,069	EG America, LLC(d)	US0003M + 4.000%	8.7300	02/05/25	555,681
59,886	Energy & Exploration Partners, LLC		0.0000	12/31/49	—
591,158	GIP III Stetson I, L.P.(d)	US0001M + 4.250%	8.8850	07/18/25	589,925
550,000	Prairie ECI Acquiror, L.P.(d)	US0001M + 4.750%	9.3850	03/07/26	539,000

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 75.5% (Continued)
	OIL & GAS PRODUCERS — 0.7% (Continued)				$1,684,606
	PUBLISHING & BROADCASTING — 2.0%
3,644,893	Mav Acquisition Corporation(d)	US0006M + 4.750%	9.7030	07/21/28	3,415,265
1,067,981	Sinclair Television Group, Inc.(d)	SOFRRATE + 3.750%	8.4680	04/13/29	974,533
					4,389,798

	RETAIL - DISCRETIONARY — 1.2%
1,618,327	Michaels Companies, Inc. (The)(d)	US0003M + 4.250%	8.9800	04/09/28	1,489,970
1,274,873	Staples, Inc.(d)	US0003M + 5.000%	9.8140	04/09/26	1,177,007
					2,666,977

	SECURITY SERVICES — 0.1%
243,775	Garda World Security Corporation(d)	SOFRRATE + 4.250%	8.8130	02/11/29	236,920

	SOFTWARE — 12.0%
321,321	Boxer Parent Company, Inc.(d)	US0003M + 5.500%	10.1350	03/23/26	311,381
1,146,937	Brave Parent Holdings, Inc.(d)	US0003M + 4.000%	8.6350	04/19/25	1,124,956
403,479	Camelot Finance S.A.(d)	US0001M + 3.000%	7.6350	10/31/26	403,099
1,496,521	Camelot Finance S.A.(d)	US0001M + 3.000%	7.6350	10/31/26	1,495,122
2,902,168	Central Parent, Inc.(d)	TSFR3M + 4.500%	9.0800	06/09/29	2,897,713
1,536,636	Condor Merger Sub, Inc.(d)	SOFRRATE + 4.000%	8.5150	02/03/29	1,449,432
1,437,861	Greeneden US Holdings II, LLC(d)	US0001M + 4.000%	8.6350	10/08/27	1,419,549
1,320,722	HS Purchaser, LLC(d)	SOFRRATE + 4.000%	8.7760	11/30/26	1,181,716
750,000	HS Purchaser, LLC		11.4680	11/19/27	616,875
600,000	Hyland Software, Inc.(d)	US0001M + 6.250%	10.8850	07/10/25	576,000
989,924	Idera, Inc.(d)	US0001M + 3.750%	8.5100	03/02/28	947,234
1,492,500	Imprivata, Inc.(d)	TSFR1M + 4.250%	8.8680	12/01/27	1,470,113
1,041,105	Mediaocean, LLC(d)	US0001M + 3.500%	8.1350	12/09/28	988,618
1,736,875	Mitchell International, Inc.(d)	US0003M + 3.750%	8.3410	10/01/28	1,646,575
475,000	Mitchell International, Inc.(d)	US0001M + 6.500%	11.1350	10/01/29	415,031
240,625	Motus Group, LLC(d)	US0001M + 4.000%	8.3850	12/10/28	226,939
1,488,741	Project Sky Merger Sub, Inc.(d)	US0001M + 3.750%	8.3850	08/10/28	1,425,469
1,235,398	Project Sky Merger Sub, Inc.(d)	US0001M + 6.000%	10.6350	08/10/29	1,100,023
2,350,000	SolarWinds Holdings, Inc.(d)	TSFR1M + 4.000%	8.6180	02/05/27	2,345,923

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 75.5% (Continued)
	SOFTWARE — 12.0% (Continued)
769,917	TIBCO Software, Inc.(d)	TSFR3M + 4.500%	9.1800	09/30/28	$698,011
1,000,000	TIBCO Software, Inc.(d)	TSFR3M + 4.500%	9.1800	03/30/29	912,500
1,291,599	UKG, Inc.(d)	US0003M + 5.250%	10.0320	05/03/27	1,244,455
759,911	Ultimate Software Group, Inc. (The)(d)	US0003M + 3.750%	8.5750	04/08/26	749,086
1,115,670	Weld North Education, LLC(d)	US0001M + 3.750%	8.3900	12/17/27	1,113,115
					26,758,935
	SPECIALTY FINANCE — 0.3%
739,768	Orion Advisor Solutions, Inc.(d)	US0003M + 3.750%	8.5750	09/24/27	695,778

	TECHNOLOGY HARDWARE — 0.3%
234,665	Atlas CC Acquisition Corporation(d)	US0003M + 4.250%	9.4020	04/29/28	202,986
47,729	Atlas CC Acquisition Corporation(d)	US0003M + 4.250%	9.4020	04/29/28	41,285
471,000	VeriFone Systems, Inc.(d)	US0003M + 4.000%	8.9580	08/20/25	405,707
					649,978
	TECHNOLOGY SERVICES — 8.3%
1,173,922	Acuris Finance Us, Inc.(d)	SOFRRATE + 4.000%	8.7300	02/04/28	1,136,750
290,970	Blackhawk Network Holdings, Inc.(d)	US0001M + 7.000%	11.8120	05/22/26	251,481
997,378	Dun & Bradstreet Corporation (The)		7.8670	02/01/26	997,168
2,290,887	Ensono Holdings, LLC(d)	US0001M + 4.000%	8.9010	05/20/28	2,111,087
1,243,067	ION Trading Finance Ltd.(d)	US0003M + 4.750%	9.4800	03/26/28	1,175,481
1,543,467	MPH Acquisition Holdings, LLC(d)	US0003M + 4.250%	9.2030	08/17/28	1,326,425
2,750,000	Netsmart, Inc.(d)	US0001M + 4.000%	8.6350	10/01/27	2,721,647
778,697	Peraton Corporation(d)	US0001M + 3.750%	8.3850	02/24/28	770,587
242,702	Peraton Corporation(d)	US0001M + 7.750%	12.6510	02/01/29	236,635
750,000	Presidio Holdings, Inc.(d)	US0001M + 3.500%	5.2800	12/19/26	747,308
900,270	Sabre GLBL, Inc.(d)	TSFR1M + 5.000%	9.7180	06/30/28	776,483
2,869,634	TierPoint, LLC(d)	US0001M + 3.750%	8.3850	05/01/26	2,747,674
3,500,000	Verscend Holding Corporation(d)	US0001M + 4.000%	8.6350	08/27/25	3,501,102
148,000	World Wide Technology Holding Company, LLC(d)	TSFR1M + 3.250%	8.3470	02/23/30	147,815
					18,647,643
	TELECOMMUNICATIONS — 2.3%
500,000	Altice France S.A.(d)	US0003M + 4.000%	8.8640	01/31/26	486,875

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 75.5% (Continued)
	TELECOMMUNICATIONS — 2.3% (Continued)
500,000	Altice France S.A.(d)	TSFR1M + 5.500%	10.1700	08/31/28	$476,250
2,216,276	CCI Buyer, Inc.(d)	SOFRRATE + 4.000%	8.5800	12/12/27	2,191,343
600,000	Intrado Corporation(d)	TSFR1M + 4.000%	8.6760	01/25/30	592,875
1,629,375	Xplornet Communications, Inc.(d)	US0001M + 4.000%	8.6350	09/30/28	1,327,305
					5,074,648
	TRANSPORTATION & LOGISTICS — 2.8%
2,958,348	AAdvantage Loyalty IP Ltd.(d)	US0003M + 4.750%	9.5580	03/10/28	3,008,477
1,000,000	American Airlines, Inc.(d)	TSFR1M + 2.750%	7.7260	02/09/28	979,375
500,000	KKR Apple Bidco, LLC(d)	US0001M + 5.750%	10.3850	07/13/29	491,625
1,999,486	WestJet Airlines Ltd.(d)	US0001M + 3.000%	0.2670	10/08/26	1,921,466
					6,400,943
	WHOLESALE - CONSUMER STAPLES — 0.8%
1,396,663	H-Food Holdings, LLC(d)	US0001M + 4.000%	8.6350	05/31/25	1,209,510
562,451	Quirch Foods Holdings, LLC(d)	SOFRRATE + 4.500%	9.4890	10/27/27	518,861
					1,728,371

	WHOLESALE - DISCRETIONARY — 0.9%
2,000,000	Dealer Tire Financial, LLC(d)	TSFR1M + 4.500%	9.1180	12/09/27	1,990,630
	TOTAL TERM LOANS (Cost $175,352,480)				169,731,452

Shares
	SHORT-TERM INVESTMENTS — 7.0%

	MONEY MARKET FUNDS - 7.0%
15,759,802	First American Government Obligations Fund, Class U, 4.66% (Cost $15,759,802)(e)	15,759,802

	TOTAL INVESTMENTS - 100.4% (Cost $233,968,578)	$225,835,514
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(975,287)
	NET ASSETS - 100.0%	$224,860,227

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S/A - Société Anonyme

SPDR - Standard & Poor’s Depositary Receipt

SOFRRATE United States SOFR Secured Overnight Financing Rate

TSFR1M Secured Overnight Financing Rate 1 Month

TSFR3M Secured Overnight Financing Rate 3 Month

US0001M ICE LIBOR USD 1 Month

US0003M ICE LIBOR USD 3 Month

US0006M ICE LIBOR USD 6 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 26,815,806 or 11.9% of net assets.

(d)	Variable rate security; the rate shown represents the rate on March 31, 2023.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2023.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 1.3%
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
17,102	PHI Group, Inc.(a) (Cost $418,742)	$179,571

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 3.0%
	LEISURE FACILITIES & SERVICES — 3.0%
25,352	FAT Brands, Inc. (e) (Cost $563,439)	8.2500	12/31/49	413,238

Principal
Amount ($)
	CONVERTIBLE BONDS — 4.1%
	AUTOMOTIVE — 1.0%
175,000	NIO, Inc.	0.5000	02/01/27	140,005

	INTERNET MEDIA & SERVICES — 3.1%
1,000,000	fuboTV, Inc.	3.2500	02/15/26	425,601

	TOTAL CONVERTIBLE BONDS (Cost $1,018,721)			565,606

	CORPORATE BONDS — 87.6%
	APPAREL & TEXTILE PRODUCTS — 2.0%
300,000	Under Armour, Inc.	3.2500	06/15/26	277,476

	ASSET MANAGEMENT — 2.4%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	328,832

	AUTOMOTIVE — 5.4%
874,000	American Axle & Manufacturing, Inc.	5.0000	10/01/29	740,506

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 87.6% (Continued)
	CHEMICALS — 6.7%
973,000	Rayonier AM Products, Inc.(c)	7.6250	01/15/26	$921,042

	CONSUMER SERVICES — 1.8%
300,000	Rent-A-Center, Inc.(c) (e)	6.3750	02/15/29	252,277

	ENGINEERING & CONSTRUCTION — 0.8%
150,000	Tutor Perini Corporation(c)	6.8750	05/01/25	105,935

	HOME CONSTRUCTION — 5.6%
844,000	Beazer Homes USA, Inc. (e)	5.8750	10/15/27	769,985

	HOUSEHOLD PRODUCTS — 1.0%
150,000	Central Garden & Pet Company	4.1250	10/15/30	132,675

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
300,000	Coinbase Global, Inc.(c)	3.6250	10/01/31	168,326

	INTERNET MEDIA & SERVICES — 1.9%
255,000	Uber Technologies, Inc.(c)	8.0000	11/01/26	261,681

	MACHINERY — 6.2%
954,000	Titan International, Inc.	7.0000	04/30/28	860,441

	METALS & MINING — 7.5%
865,000	Coeur Mining, Inc.(c) (e)	5.1250	02/15/29	734,198
300,000	Hecla Mining Company	7.2500	02/15/28	303,362
				1,037,560
	OIL & GAS PRODUCERS — 2.4%
175,000	Occidental Petroleum Corporation	6.6000	03/15/46	184,187
150,000	PBF Holding Company, LLC / PBF Finance Corporation	7.2500	06/15/25	149,072
				333,259
	OIL & GAS SERVICES & EQUIPMENT — 7.1%
593,000	Transocean, Inc.(c)	11.5000	01/30/27	613,017
517,000	Transocean, Inc.	6.8000	03/15/38	354,887

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 87.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 7.1% (Continued)			$967,904

	REAL ESTATE INVESTMENT TRUSTS — 7.8%
400,000	CoreCivic, Inc. (e)	4.7500	10/15/27	353,165
400,000	MPT Operating Partnership, L.P. / MPT Finance(e)	5.0000	10/15/27	329,442
447,000	Service Properties Trust	5.2500	02/15/26	391,744
				1,074,351
	REAL ESTATE OWNERS & DEVELOPERS — 4.9%
840,000	Howard Hughes Corporation (The)(c) (e)	4.3750	02/01/31	677,275

	RETAIL - CONSUMER STAPLES — 3.4%
983,000	Rite Aid Corporation(c)	8.0000	11/15/26	470,547

	RETAIL - DISCRETIONARY — 8.4%
420,000	BATH & BODY WORKS INC	6.7500	07/01/36	372,078
1,065,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	77,450
300,000	Kohl’s Corporation	5.5500	07/17/45	173,624
825,000	Nordstrom, Inc. (e)	5.0000	01/15/44	519,751
				1,142,903
	SPECIALTY FINANCE — 5.8%
836,000	Enova International, Inc.(c) (e)	8.5000	09/15/25	793,409

	STEEL — 5.3%
756,000	United States Steel Corporation(e)	6.6500	06/01/37	730,485

	TECHNOLOGY HARDWARE — 0.0%(d)
8,669,000	ENERGY CONVERSION DEVICES INC(c),(h)	0.0000	12/15/49	0

	TOTAL CORPORATE BONDS (Cost $17,116,965)			12,046,869

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	WARRANT — 1.1%
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
14,310	PHI Group, Inc.(h) (Cost $350,379)	$157,410

	COLLATERAL FOR SECURITIES LOANED – 35.3%
4,858,158	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (f)(g) (Cost $4,858,158)	4,858,158

	TOTAL INVESTMENTS – 132.4% (Cost $24,326,404)	$18,220,852
	LIABILITIES IN EXCESS OF LIABILITIES- (32.4)%	(4,463,991)
	NET ASSETS - 100.0%	$13,756,861

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of March 31, 2023 was $157,410, representing 1.14% of net assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 4,997,707 or 36.3% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,823,290 at March 31, 2023.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(g)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(h)	The value of this security has been determined in good faith under policies of the Board of Trustees.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	CLOSED END FUNDS — 1.8%
	MIXED ALLOCATION - 1.8%
28,217	NexPoint Diversified Real Estate Trust (Cost $322,855)	$292,892

	COMMON STOCKS — 34.6%
	ASSET MANAGEMENT - 13.2%
3,300	Apollo Global Management, Inc.	208,428
35,292	Compass Diversified Holdings(a)	673,372
99,131	PennantPark Investment Corporation	523,412
52,403	Sculptor Capital Management, Inc.	451,190
42,466	SuRo Capital Corporation	153,727
49,500	US Global Investors, Inc., Class A	130,680
		2,140,809
	AUTOMOTIVE - 0.5%
6,200	Ford Motor Company	78,120

	BUSINESS DEVELOPMENT COMPANIES - 4.0%
95,140	Prospect Capital Corporation(a)	662,174

	ENTERTAINMENT CONTENT - 0.3%
3,386	Warner Bros Discovery, Inc.(b)	51,129

	FOOD - 1.2%
5,284	Kraft Heinz Company (The)	204,332

	HEALTH CARE FACILITIES & SERVICES - 1.1%
1,225	Quest Diagnostics, Inc.(a)	173,313

	INDUSTRIAL REIT - 1.1%
2,390	Innovative Industrial Properties, Inc.	181,616

	OIL & GAS PRODUCERS - 4.3%
1,491	Chevron Corporation(a)	243,272

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 34.6% (Continued)
	OIL & GAS PRODUCERS - 4.3% (Continued)
4,177	Exxon Mobil Corporation(a)	$458,049
		701,321
	TECHNOLOGY HARDWARE - 3.1%
8,890	HP, Inc.	260,921
47,154	Pitney Bowes, Inc.(a)	183,429
4,612	Xerox Holdings Corporation	71,025
		515,375
	TECHNOLOGY SERVICES - 1.8%
2,161	International Business Machines Corporation	283,286
432	Kyndryl Holdings, Inc.(b)	6,376
		289,662
	TELECOMMUNICATIONS - 2.1%
14,000	AT&T, Inc.	269,499
2,050	Verizon Communications, Inc.	79,725
		349,224
	TRANSPORTATION & LOGISTICS - 1.9%
26,000	AFC Gamma, Inc.(a)	316,160

	TOTAL COMMON STOCKS (Cost $8,260,715)	5,663,235

	EXCHANGE-TRADED FUNDS — 2.2%
	FIXED INCOME - 2.2%
4,715	iShares iBoxx $ High Yield Corporate Bond ETF(a) (Cost $348,368)	356,218

	PREFERRED STOCKS — 0.0%(c)
	ASSET MANAGEMENT — 0.0%(c)
1,389	Pershing Square Tontine Holdings Ltd.(b),(g)	0

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 12.9%
	AUTOMOTIVE — 3.4%
700,000	NIO, Inc.	0.5000	02/01/27	$560,020

	INTERNET MEDIA & SERVICES — 5.5%
662,000	fuboTV, Inc.	3.2500	02/15/26	281,748
618,000	Hello Group, Inc.	1.2500	07/01/25	615,263
				897,011
	SPECIALTY FINANCE — 4.0%
717,000	EZCORP, Inc.	2.3750	05/01/25	655,209

	TOTAL CONVERTIBLE BONDS (Cost $2,442,881)			2,112,240

	CORPORATE BONDS — 46.8%
	AUTOMOTIVE — 3.3%
639,000	American Axle & Manufacturing, Inc.	5.0000	10/01/29	541,400

	HOME CONSTRUCTION — 3.5%
635,000	Beazer Homes USA, Inc.(a)	5.8750	10/15/27	579,313

	INTERNET MEDIA & SERVICES — 2.1%
332,000	Uber Technologies, Inc.(d)	8.0000	11/01/26	340,698

	MACHINERY — 3.8%
687,000	Titan International, Inc.	7.0000	04/30/28	619,626

	METALS & MINING — 2.8%
534,000	Coeur Mining, Inc.(d)	5.1250	02/15/29	453,251

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.8% (Continued)
	OIL & GAS PRODUCERS — 2.3%
350,000	Occidental Petroleum Corporation	6.6000	03/15/46	$368,375

	OIL & GAS SERVICES & EQUIPMENT — 11.2%
1,154,000	Transocean, Inc.(d)	11.5000	01/30/27	1,192,954
953,000	Transocean, Inc.	6.8000	03/15/38	654,173
				1,847,127
	REAL ESTATE INVESTMENT TRUSTS — 8.2%
778,000	CoreCivic, Inc.	4.7500	10/15/27	686,905
440,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	362,386
332,000	Service Properties Trust	5.2500	02/15/26	290,960
				1,340,251
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
445,000	Howard Hughes Corporation (The)(a),(d)	4.3750	02/01/31	358,795

	RETAIL - DISCRETIONARY — 2.7%
411,000	BATH & BODY WORKS INC	6.7500	07/01/36	364,105
373,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	27,126
74,000	Kohl’s Corporation	5.5500	07/17/45	42,827
				434,058
	SPECIALTY FINANCE — 3.8%
647,000	Enova International, Inc.(a),(d)	8.5000	09/15/25	614,039

	TECHNOLOGY HARDWARE — 0.0%(c)
5,543,000	ENERGY CONVERSION DEVICES INC(d),(g)	0.0000	12/15/49	0

	TECHNOLOGY SERVICES — 0.9%
200,000	Kyndryl Holdings, Inc.	3.1500	10/15/31	153,014

	TOTAL CORPORATE BONDS (Cost $10,000,562)			7,649,947

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 30.1%
	COLLATERAL FOR SECURITIES LOANED - 29.5%
4,835,156	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $4,835,157)(e)(f)	$4,835,157

	MONEY MARKET FUNDS - 0.6%
94,181	First American Government Obligations Fund, Class U, 4.66% (Cost $94,181)(e)	94,181

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,929,338)	4,929,338

	TOTAL INVESTMENTS - 128.4% (Cost $26,304,719)	$21,003,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.4)%	(4,649,695)
	NET ASSETS - 100.0%	$16,354,175

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LTD - Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,755,203.52 at March 31, 2023.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 2,959,737 or 18.1% of net assets.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(f)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	The value of this security has been determined in good faith under policies of the Board of Trustees.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.4%
	FIXED INCOME - 94.4%
237,764	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	$12,016,593
280,165	PGIM Ultra Short Bond ETF(a)	13,812,134
174,223	Vanguard Short-Term Corporate Bond ETF	13,281,019
		39,109,746

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,066,000)	39,109,746

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 10.6%
	CALL OPTIONS PURCHASED - 8.2%
295	SPDR S&P 500 ETF Trust	FCS	06/16/2023	$400	$12,077,005	$650,475
70	SPDR S&P 500 ETF Trust	FCS	06/16/2023	410	2,865,730	106,750
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	415	5,117,375	264,125
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	380	6,836,813	899,629
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	385	941,597	115,460
50	SPDR S&P 500 ETF Trust	FCS	01/19/2024	405	2,046,950	184,000
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	390	6,550,240	797,120
80	SPDR S&P 500 ETF Trust	FCS	03/15/2024	400	3,275,120	354,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,604,066)					3,371,559

	PUT OPTIONS PURCHASED - 2.4%
250	SPDR S&P 500 ETF Trust	FCS	06/16/2023	$380	$10,234,750	$124,500
145	SPDR S&P 500 ETF Trust	FCS	06/16/2023	390	5,936,155	98,600
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	385	5,117,375	139,375
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	365	941,597	28,520
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	370	6,836,813	223,112
50	SPDR S&P 500 ETF Trust	FCS	01/19/2024	375	2,046,950	71,050
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	360	6,550,240	207,520
80	SPDR S&P 500 ETF Trust	FCS	03/15/2024	370	3,275,120	121,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,979,758)					1,014,277

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $5,583,824)					4,385,836

	TOTAL INVESTMENTS - 105.0% (Cost $46,649,824)					$43,495,582
	CALL OPTIONS WRITTEN - (1.9)% (Proceeds - $1,274,707)					(842,239)
	PUT OPTIONS WRITTEN - (3.9)% (Proceeds - $2,735,236)					(1,558,001)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%					319,339
	NET ASSETS - 100.0%					$41,414,681

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (5.8)%
	CALL OPTIONS WRITTEN- (1.9)%
30	SPDR S&P 500 ETF Trust	FCS	06/16/2023	$405	$1,228,170	$55,500
210	SPDR S&P 500 ETF Trust	FCS	06/16/2023	445	8,597,190	35,280
125	SPDR S&P 500 ETF Trust	FCS	06/16/2023	450	5,117,375	14,125
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	460	5,117,375	40,750
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	440	941,597	38,433
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	455	6,836,813	175,851
50	SPDR S&P 500 ETF Trust	FCS	01/19/2024	460	2,046,950	43,500
60	SPDR S&P 500 ETF Trust	FCS	03/15/2024	435	2,456,340	138,180
100	SPDR S&P 500 ETF Trust	FCS	03/15/2024	440	4,093,900	205,500
80	SPDR S&P 500 ETF Trust	FCS	03/15/2024	460	3,275,120	95,120
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,274,707)					842,239

	PUT OPTIONS WRITTEN - (3.9)%
295	SPDR S&P 500 ETF Trust	FCS	06/16/2023	$400	$12,077,005	$269,630
30	SPDR S&P 500 ETF Trust	FCS	06/16/2023	405	1,228,170	31,800
70	SPDR S&P 500 ETF Trust	FCS	06/16/2023	410	2,865,730	86,380
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	415	5,117,375	253,500
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	380	6,836,813	257,681
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	385	941,597	38,640
50	SPDR S&P 500 ETF Trust	FCS	01/19/2024	405	2,046,950	112,050
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	390	6,550,240	319,200
80	SPDR S&P 500 ETF Trust	FCS	03/15/2024	400	3,275,120	189,120
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,735,236)					1,558,001

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $4,009,943)					$2,400,240

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

FCS - StoneX Group, Inc.

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4%
4,301,116	Adjustable Rate Mortgage Trust Series 2005-12 5A1(a)	US0001M + 0.500%	1.0720	03/25/36	$1,221,435
1,622,422	Adjustable Rate Mortgage Trust Series 2007-3 2A1(b),(c)		5.8140	11/25/37	1,123,484
695,787	Alternative Loan Trust Series 2005-11CB 2A6		5.5000	06/25/25	572,721
282,408	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	266,652
766,663	Alternative Loan Trust Series 2004-25CB A1		6.0000	12/25/34	683,372
413,478	Alternative Loan Trust Series 2005-J1 1A8		5.5000	02/25/35	381,464
240,486	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	222,491
128,489	Alternative Loan Trust Series 2005-3CB 1A4		5.2500	03/25/35	111,569
397,731	Alternative Loan Trust Series 2005-11CB 2A1		5.5000	06/25/35	327,383
113,178	Alternative Loan Trust Series 2005-28CB 3A5		6.0000	08/25/35	55,095
2,435,532	Alternative Loan Trust Series 2005-43 4A3(c)		3.1700	10/25/35	1,956,430
897,627	Alternative Loan Trust Series 2005-46CB A14		5.5000	10/25/35	652,530
1,334,362	Alternative Loan Trust Series 2005-J12 1A5(d)		5.4150	11/25/35	709,446
714,148	Alternative Loan Trust Series 2005-J13 2A4		5.5000	11/25/35	510,484
1,892,800	Alternative Loan Trust Series 2005-69 A1(a)	12MTA + 1.000%	4.1380	12/25/35	1,633,939
1,626,241	Alternative Loan Trust Series 2005-64CB 1A15		5.5000	12/25/35	1,449,222
662,945	Alternative Loan Trust Series 2005-64CB 1A3		6.0000	12/25/35	597,179
442,655	Alternative Loan Trust Series 2005-65CB 1A13		6.0000	01/25/36	319,824
1,597,114	Alternative Loan Trust Series 2005-84 2A1(c)		3.8190	02/25/36	1,393,881
562,672	Alternative Loan Trust Series 2005-86CB A4		5.5000	02/25/36	342,852
170,398	Alternative Loan Trust Series 2006-4CB 2A3		5.5000	04/25/36	134,264
1,124,230	Alternative Loan Trust Series 2006-4CB 2A6		5.5000	04/25/36	885,835
1,828,144	Alternative Loan Trust Series 2006-9T1 A7		6.0000	05/25/36	757,600
2,604,905	Alternative Loan Trust Series 2006-16CB A5		6.0000	06/25/36	1,492,727
6,177,259	Alternative Loan Trust Series 2006-20CB A7(a),(e)	US0001M + 5.500%	0.6550	07/25/36	641,996
5,337,285	Alternative Loan Trust Series 2006-20CB A5(a),(e)	US0001M + 7.150%	2.3050	07/25/36	904,174
1,640,984	Alternative Loan Trust Series 2006-J4 2A2		6.0000	07/25/36	1,035,487
809,975	Alternative Loan Trust Series 2006-23CB 1A6		6.0000	08/25/36	757,423
1,652,061	Alternative Loan Trust Series 23CB 1A3(a)	US0001M + 6.000%	6.0000	08/25/36	1,544,875
1,437,793	Alternative Loan Trust Series 29T1 2A5		6.0000	10/25/36	891,305
556,982	Alternative Loan Trust Series 2006-29T1 2A7		6.5000	10/25/36	365,721
423,189	Alternative Loan Trust Series 2006-28CB A3		6.5000	10/25/36	241,779
1,003,752	Alternative Loan Trust Series 2006-32CB A9		6.0000	11/25/36	637,205
1,657,473	Alternative Loan Trust Series 2006-45T1 2A5		6.0000	02/25/37	944,632
665,778	Alternative Loan Trust Series 2007-12T1 A3		6.0000	06/25/37	331,711
1,961,002	Alternative Loan Trust Series 2007-23CB A5		6.5000	09/25/37	1,172,440

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4% (Continued)
501,655	Alternative Loan Trust Series 2006-42 1A5		6.0000	01/25/47	$303,183
7,500,000	American Home Mortgage Investment Trust Series 2004-4 6A2(d)		3.8100	02/25/45	6,936,950
3,064,831	Angel Oak Mortgage Trust Series 2021-1 A1(b),(c)		0.9090	01/25/66	2,565,608
174,908	Angel Oak Mortgage Trust Series 2021-2 A1(b),(c)		0.9850	04/25/66	146,990
329,290	Angel Oak Mortgage Trust Series 2021-2 A2(b),(c)		1.1900	04/25/66	277,267
138,986	Angel Oak Mortgage Trust Series 2021-2 A3(b),(c)		1.4470	04/25/66	117,026
214,295	Banc of America Alternative Loan Trust Series 2006-4 3CB4		6.0000	05/25/46	186,238
266,650	Banc of America Alternative Loan Trust Series 2006-5 CB13		6.0000	06/25/46	235,150
346,690	Banc of America Alternative Loan Trust Series 2006-6 2A8		6.0000	07/25/46	287,566
480,836	Banc of America Alternative Loan Trust Series 2006-6 2A10		6.0000	07/25/46	398,837
5,484	Banc of America Funding Trust Series 2004-3 1A11		5.5000	10/25/34	5,289
138,358	Banc of America Funding Trust Series 2005-5 1A10		5.5000	09/25/35	134,201
245,461	Banc of America Funding Trust Series 2005-H 1A1(c)		4.1200	11/20/35	225,128
342,460	Banc of America Funding Trust Series 2010-R8 1A4(b)		5.7500	05/26/36	238,988
63,192	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	52,091
945,112	Banc of America Funding Trust Series 5 CA4		6.0000	07/25/37	818,880
431,211	Banc of America Funding Trust Series 2006-H 2A2(c)		3.8450	09/20/46	347,042
44,275	Banc of America Funding Trust Series 2006-J 2A3(c)		3.8270	01/20/47	36,850
404,844	Banc of America Funding Trust Series 2006-J 4A1(c)		4.4120	01/20/47	364,381
146,650	Banc of America Funding Trust Series 2007-A 2A2(a)	US0001M + 0.420%	5.1810	02/20/47	116,378
426,494	Banc of America Funding Trust Series 2009-R9 3A3(b),(c)		3.5290	11/25/56	304,409
110,375	Banc of America Mortgage Trust Series 2005-A 1A1(c)		3.2670	02/25/35	92,073
56,090	Banc of America Mortgage Trust Series 2005-A 2A1(c)		3.9020	02/25/35	52,516
13,441	Banc of America Mortgage Trust Series 2005-G 4A2(c)		3.7680	08/25/35	11,605
583,490	Banc of America Mortgage Trust Series 2006-A 2A1(c)		3.9040	02/25/36	514,578
2,171,725	Banc of America Mortgage Trust Series 2007-2 A1(a)	US0001M + 0.350%	5.1950	05/25/37	1,575,054
206,794	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	159,835
611,668	Banc of America Mortgage Trust Series 2007-2 A3		6.0000	05/25/37	478,080
92,033	Bear Stearns ALT-A Trust Series 2004-7 1A1(c)		2.6250	10/25/34	62,381
844,072	Bear Stearns ALT-A Trust Series 2005-4 23A2(c)		3.5860	05/25/35	778,836
432,630	Bear Stearns ALT-A Trust Series 2005-5 24A1(c)		3.6870	07/25/35	356,165
80,647	Bear Stearns ALT-A Trust Series 2005-12 13A1(c)		4.3900	02/25/36	59,775
64,924	Bear Stearns ALT-A Trust Series 2006-2 3A2(c)		3.5660	07/25/36	55,871
240,875	Bear Stearns ALT-A Trust Series 2006-4 2A1(c)		3.9330	10/25/36	208,302
2,051,488	Bear Stearns ALT-A Trust Series 2006-6 32A1(c)		3.6930	11/25/36	1,075,726
192,161	Bear Stearns Asset Backed Securities I Trust Series 2006-AC3 1A1(a)	US0001M + 0.400%	5.2450	05/25/36	56,506

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value

	ASSET BACKED SECURITIES — 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4% (Continued)
347,738	BRAVO Residential Funding Trust Series 2021-NQM2 A2(b),(c)		1.2800	03/25/60	$326,775
990,554	BRAVO Residential Funding Trust Series 2021-NQM2 A3(b),(c)		1.4350	03/25/60	931,598
970,447	Cascade MH Asset Trust Series 2022-MH1 A(b),(d)		4.2500	08/25/54	863,112
188,135	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	180,187
461,969	Chase Mortgage Finance Trust Series 2006-S2 1A19		6.2500	10/25/36	206,585
318,262	Chase Mortgage Finance Trust Series 2006-S3 1A6		6.0000	11/25/36	147,608
631,365	Chase Mortgage Finance Trust Series 2006-S4 A5		6.0000	12/25/36	310,433
210,741	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	127,878
96,754	ChaseFlex Trust Series 2006-1 A4(c)		6.3000	06/25/36	83,482
100,571	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1A A2(a),(b)	US0001M + 0.330%	5.1750	01/25/35	93,198
82,390	CHL Mortgage Pass-Through Trust Series 2003-56 M(c)		5.9800	12/25/33	82,554
651,441	CHL Mortgage Pass-Through Trust Series 2003-46 6A1(c)		4.7510	01/19/34	595,194
368,575	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	360,581
634,240	CHL Mortgage Pass-Through Trust Series 2004-HYB6 A3(c)		3.9960	11/20/34	588,507
1,075,080	CHL Mortgage Pass-Through Trust Series 2004-22 A1(c)		3.7860	11/25/34	954,107
80,858	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(c)		3.9900	05/20/35	73,790
984,641	CHL Mortgage Pass-Through Trust Series 2005-21 A2		5.5000	10/25/35	606,280
295,193	CHL Mortgage Pass-Through Trust Series 2005-18 A1		5.5000	10/25/35	173,938
285,957	CHL Mortgage Pass-Through Trust Series 2005-24 A36		5.5000	11/25/35	169,118
527,696	CHL Mortgage Pass-Through Trust Series 2005-HYB9 5A1(a)	US0012M + 1.750%	6.5370	02/20/36	469,834
407,784	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(c)		4.1800	04/20/36	340,643
941,478	CHL Mortgage Pass-Through Trust Series 2006-12 A1		6.0000	07/25/36	531,747
3,100,998	CHL Mortgage Pass-Through Trust Series 2006-17 A6		4.8720	12/25/36	1,360,355
1,773,262	CHL Mortgage Pass-Through Trust Series 2007-HYB1(c)		3.7480	03/25/37	1,479,900
166,873	CHL Mortgage Pass-Through Trust Series 2007-J2 2A5		6.0000	07/25/37	66,722
298,219	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	257,756
826,092	CHL Mortgage Pass-Through Trust Series 2007-17 3A1		6.7500	10/25/37	231,196
323,378	CHL Mortgage Pass-Through Trust Series 2007-8 1A4		6.0000	01/25/38	157,284
756,573	CHL Mortgage Pass-Through Trust Series 2007-HY3 4A1(c)		3.6460	06/25/47	729,702
716,777	Citicorp Mortgage Securities Trust Series 2006-3 1A10		6.2500	06/25/36	638,571
371,646	Citicorp Mortgage Securities Trust Series 2007-7 1A2		6.0000	08/25/37	370,812
4,842,292	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	4,458,980
380,477	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(c)		3.1990	07/25/36	403,316
323,597	Citigroup Mortgage Loan Trust Series 2007-6 1A1A(c)		2.8150	03/25/37	264,452
37,264	Citigroup Mortgage Loan Trust Series 2009-6 8A2(b),(c)		6.0000	08/25/55	38,281
315,095	Citigroup Mortgage Loan Trust, Inc. Series 2004-1 1A1(a),(b)	US0001M + 0.350%	5.1950	02/25/31	302,777

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4% (Continued)
731,010	Citigroup Mortgage Loan Trust, Inc. Series 2005-5 3A2A(c)		3.8350	10/25/35	$570,953
3,056,728	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR7 A3A(c)		3.1130	05/25/47	2,462,613
534,237	CitiMortgage Alternative Loan Trust Series 2007-A1 1A3		6.0000	01/25/37	478,701
1,088,762	CitiMortgage Alternative Loan Trust Series 2007-A1 1A5		6.0000	01/25/37	975,581
136,809	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	124,110
325,485	COLT 2020-3 Mortgage Loan Trust Series 2020-3 A3(b),(c)		2.3800	04/27/65	304,893
537,147	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-8 3A4		5.5000	04/25/33	521,240
185,187	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR28 6M3(a)	US0001M + 2.750%	7.5950	12/25/33	189,711
381,230	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-5 6A3		5.0000	07/25/35	369,942
2,778,710	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-8 2A1		6.0000	09/25/35	1,033,656
294,109	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-11 8A4		6.0000	12/25/35	236,565
697,799	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-12 1A1		6.5000	01/25/36	179,020
32,580	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	31,105
241	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 7A3(c)		2.6550	06/25/34	241
1,320,305	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		5.5000	11/25/35	750,464
220,569	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	103,586
33,941	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	10/25/24	31,610
4,842,627	CSMC Mortgage-Backed Trust Series 2006-3 5A7		4.5740	04/25/36	1,406,938
1,696,082	CSMC Mortgage-Backed Trust Series 2006-5 3A6		6.2500	06/25/36	380,567
1,573,588	CSMC Mortgage-Backed Trust Series 2006-5 3A3		6.5000	06/25/36	348,725
1,867,781	CSMC Mortgage-Backed Trust Series 2006-5 3A1		6.5000	06/25/36	413,921
665,642	CSMC Mortgage-Backed Trust Series 2006-5 3A4		6.5000	06/25/36	147,514
3,002,923	CSMC Mortgage-Backed Trust Series 2006-7 9A5		3.2640	08/25/36	619,079
5,516,362	CSMC Mortgage-Backed Trust Series 2006-9 4A1		6.0000	11/25/36	3,580,455
3,361,734	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(a)	US0001M + 0.110%	4.9550	08/25/37	2,889,970
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2 M1(d)		5.0900	01/25/34	94,877
564,018	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-4 3AR1(c)		4.1400	06/25/34	525,732
471,631	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(a)	US0001M + 0.800%	5.5610	11/19/44	435,245
2,291,307	Ellington Financial Mortgage Trust Series 2021-2 A1(b),(c)		0.9310	06/25/66	1,851,045
52,981	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(c)		5.0960	09/25/34	46,854

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4% (Continued)
837,814	First Horizon Alternative Mortgage Securities Trust Series AA3 3A1(c)		4.4650	05/25/35	$745,039
9,357	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(c)		5.0720	08/25/35	7,086
25,577	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(c)		3.8390	05/25/30	24,932
243,449	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 2A2(c)		4.2820	11/25/37	207,167
416,598	Flagstar Mortgage Trust Series 2017-1 1A7(b),(c)		3.5000	03/25/47	377,113
953,266	GCAT 2022-NQM4 Trust Series 2022-NQM4 A3(b),(d)		5.7300	09/25/67	921,290
46,408	GMACM Mortgage Loan Trust Series 2005-AR1 4A(c)		0.0001	03/18/35	44,420
356,613	GMACM Mortgage Loan Trust Series 2006-J1 A2		5.7500	04/25/36	307,070
105,381	GSMPS Mortgage Loan Trust Series 1998-5 A(b),(c)		7.5000	06/19/27	101,199
192,203	GSMPS Mortgage Loan Trust Series 1999-2 A(b),(c)		8.0000	09/19/27	187,764
176,497	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	169,991
40,284	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	40,574
42,523	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	41,022
46,354	GSR Mortgage Loan Trust Series 2004-14 3A2(c)		4.0390	12/25/34	40,570
965,908	GSR Mortgage Loan Trust Series 2005-3F 1A3		5.5000	03/25/35	842,163
110,918	GSR Mortgage Loan Trust Series 2005-AR4 4A1(c)		3.3750	07/25/35	104,003
122,286	GSR Mortgage Loan Trust Series 2006-AR1 2A1(c)		3.8960	01/25/36	116,962
434,795	GSR Mortgage Loan Trust Series 2006-2F 2A1		5.7500	02/25/36	388,086
258,449	GSR Mortgage Loan Trust Series 2006-3F 2A7		5.7500	03/25/36	238,907
515,434	GSR Mortgage Loan Trust Series 2006-9F 4A1		6.5000	10/25/36	245,475
263,766	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	183,195
120,590	HomeBanc Mortgage Trust Series 2004-2 A1(a)	US0001M + 0.740%	5.5850	12/25/34	109,862
990,981	HOMES Trust Series 2023-NQM1 A2(b),(d)		6.7350	01/25/68	986,450
473,202	HSI Asset Loan Obligation Trust Series 2007-2 3A6		6.0000	09/25/37	172,104
285,875	Impac CMB Trust Series 2004-9 1A2(a)	US0001M + 0.880%	5.7250	01/25/35	253,582
748,341	Impac CMB Trust Series 2004-9 M2(a)	US0001M + 0.975%	5.8200	01/25/35	672,046
1,107,855	Impac CMB Trust Series 2004-10 1A1(a)	US0001M + 0.640%	5.4850	03/25/35	991,627
158,620	Impac CMB Trust Series 2004-10 4A1(a)	US0001M + 0.740%	5.5850	03/25/35	142,754
1,156,989	Impac CMB Trust Series 2005-1 M2(a)	US0001M + 0.750%	5.5950	04/25/35	1,047,912
439,609	Impac CMB Trust Series 2005-4 1M2(a)	US0001M + 0.460%	5.5350	05/25/35	392,677
281,707	Impac CMB Trust Series 2005-5 M1(a)	US0001M + 0.510%	5.6100	08/25/35	243,274
1,880,623	Imperial Fund Mortgage Trust Series 2022-NQM5 A3(b),(d)		6.2500	08/25/67	1,877,896
2,009,679	IndyMac IMSC Mortgage Loan Trust Series 2007-F2 1A4		6.0000	07/25/37	1,493,974
555,571	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(c)		3.3780	08/25/36	429,380
1,058,673	IndyMac INDX Mortgage Loan Trust Series 2004-AR2 AX2(c)		3.6770	06/25/34	832,070
156,451	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(c)		3.0590	04/25/35	143,819

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4% (Continued)
102,848	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(c)		2.8090	05/25/35	$73,000
1,157,766	IndyMac INDX Mortgage Loan Trust Series AR3 3A1B(c)		3.2330	04/25/36	958,919
250,495	JP Morgan Alternative Loan Trust Series 2006-S1 1A11		6.0000	03/25/36	140,409
1,369,881	JP Morgan Alternative Loan Trust Series 2005-S1 1A6		6.5000	12/25/35	581,840
5,419	JP Morgan Mortgage Trust Series 2004-A3 2A1(c)		3.3650	07/25/34	5,097
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	141,484
348,188	JP Morgan Mortgage Trust Series 2004-A6 B1(c)		3.4390	12/25/34	311,238
35,107	JP Morgan Mortgage Trust Series 2005-A1 4A1(c)		4.0420	02/25/35	33,283
788,225	JP Morgan Mortgage Trust Series 2005-A4 B1(c)		3.7000	07/25/35	697,379
309,286	JP Morgan Mortgage Trust Series 2007-A1 5A4(c)		3.9990	07/25/35	286,512
147,469	JP Morgan Mortgage Trust Series 2005-A6 1A2(c)		4.1070	09/25/35	134,179
981,507	JP Morgan Mortgage Trust Series 2005-S3 1A1		6.5000	01/25/36	542,002
403,244	JP Morgan Mortgage Trust Series 2006-A1 2A4(c)		4.0640	02/25/36	310,117
32,488	JP Morgan Mortgage Trust Series 2006-A2 2A2(c)		3.5490	04/25/36	27,699
1,230,716	JP Morgan Mortgage Trust Series 2006-A2 2A1(c)		3.5490	04/25/36	1,038,379
223,818	JP Morgan Mortgage Trust Series 2007-S1 2A10		6.0000	03/25/37	101,408
458,259	JP Morgan Mortgage Trust Series 2007-A3 1A1(c)		3.6610	05/25/37	388,846
261,019	JP Morgan Mortgage Trust Series 2016-1 A7(b),(c)		3.5000	05/25/46	236,193
11,135	Lehman Mortgage Trust Series 2007-9 1A1		6.0000	10/25/37	14,750
10,801	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(c)		2.0920	11/25/33	8,996
27,179	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(c)		3.3230	05/25/34	24,796
490,029	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(c)		3.4360	03/25/35	437,336
192,155	MASTR Adjustable Rate Mortgages Trust Series 2006-2 1A1(c)		3.6680	04/25/36	176,062
165,513	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	156,822
6,901	MASTR Alternative Loan Trust Series 2004-5 1A1		5.5000	06/25/34	6,734
80,911	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	73,626
108,637	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	78,445
351	MASTR Asset Securitization Trust Series 2005-1 1A1(f)		5.0000	05/25/20	166
701,826	MASTR Asset Securitization Trust Series 2004-3 4A10		5.5000	03/25/34	637,734
770,028	MASTR Reperforming Loan Trust Series 2005-1 1A5(b)		8.0000	08/25/34	655,372
7,170,599	MASTR Reperforming Loan Trust Series 2006-2 1A1(b),(c)		4.0610	05/25/36	5,752,808
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(a)	US0001M + 0.600%	5.4450	03/25/37	29,976
1,005,357	Merrill Lynch Mortgage Investors Trust Series 2003-B B1(a)	US0001M + 1.125%	5.9700	04/25/28	856,187
193,480	Merrill Lynch Mortgage Investors Trust Series 2005-A1 1A(c)		2.1580	12/25/34	181,928
1,058,322	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		6.2500	10/25/36	420,772
69,695	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(c)		3.4510	07/25/34	67,755

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value

	ASSET BACKED SECURITIES — 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4% (Continued)
1,000,000	Morgan Stanley Mortgage Loan Trust Series 2005-6AR 1B3(a)	US0001M + 2.025%	6.8700	11/25/35	$933,508
276,551	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	250,624
912,184	Morgan Stanley Mortgage Loan Trust Series 2006-2 6A		6.5000	02/25/36	439,201
571,366	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 3A(c)		4.1790	06/25/36	423,624
642,012	Morgan Stanley Mortgage Loan Trust Series 2006-7 4A7		6.0000	06/25/36	353,987
1,255,325	Morgan Stanley Mortgage Loan Trust Series 11 3A1		6.0000	08/25/36	862,807
1,098,999	Morgan Stanley Mortgage Loan Trust Series 11 3A3		6.0000	08/25/36	755,361
297,700	MortgageIT Trust Series 2004-2 B1(a)	US0001M + 1.800%	6.6450	12/25/34	279,494
6,537	MortgageIT Trust Series 2005-1 2M1(a)	US0001M + 1.250%	5.9120	02/25/35	6,184
995,833	NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3 A1(b)		6.5000	02/25/35	900,638
1,696,282	New Century Alternative Mortgage Loan Trust Series 2006-ALT1 AF2(c)		1.2680	07/25/36	399,410
2,208,000	New Century Alternative Mortgage Loan Trust Series 2006-ALT2 AF6B(d)		1.0230	10/25/36	142,922
473,016	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2 A5(d)		6.0000	07/25/34	425,479
1,245,722	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(c)		5.3180	08/25/35	649,444
591,880	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(a)	US0001M + 0.580%	5.4250	08/25/35	288,168
913,354	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5 2A1(c)		3.5190	10/25/35	529,330
11,242,015	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2 3A1(a)	US0001M + 0.400%	0.9130	04/25/36	2,718,250
2,017,983	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-3 A1(a)	US0001M + 0.260%	5.1050	07/25/37	1,864,959
554,861	OBX 2021-NQM1 Series 2021-NQM1 A1(b),(c)		1.0720	02/25/66	456,278
698,211	OBX 2022-NQM7 Series 2022-NQM7 A3(b),(d)		5.7000	08/25/62	676,124
489,263	OBX 2023-NQM1 Trust Series NQM1 A2(b),(c)		6.5000	11/25/62	487,864
339,911	PHH Alternative Mortgage Trust Series 2007-2 2A2		6.0000	05/25/37	288,832
72,104	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	68,767
851,638	Prime Mortgage Trust Series 2007-1 A2		6.0000	03/25/37	716,803
304,949	RALI Trust Series 2005-QO1 A2(a)	12MTA + 1.500%	4.6380	08/25/35	247,188
3,752,667	RALI Trust Series 2006-QO2 A2(a)	US0001M + 0.540%	2.1150	02/25/46	777,913
2,563,837	RALI Trust Series 2006-QO3 A2(a)	US0001M + 0.520%	2.5530	04/25/46	761,222
814,923	RALI Trust Series 2006-QS10 A1		6.0000	08/25/36	667,889
737,320	RALI Series 2006-QS10 Trust Series 2006-QS10 A2		6.0000	08/25/36	604,288
82,075	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	65,940
545,022	RAMP Series 2004-SL1 Trust Series 2004-SL1 A8		6.5000	11/25/31	489,607
293,601	Residential Asset Securitization Trust Series 2004-A7 A2		5.5000	10/25/34	277,738

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4% (Continued)
124,450	Residential Asset Securitization Trust Series 2005-A4 A1(a)	US0001M + 0.450%	5.2950	04/25/35	$68,243
6,382,135	Residential Asset Securitization Trust Series 2005-A11 2A1		4.6270	10/25/35	2,638,924
484,238	Residential Asset Securitization Trust Series 2006-A1 1A1		6.0000	04/25/36	237,220
3,677,513	Residential Asset Securitization Trust Series 2006-A6 1A13		5.3050	07/25/36	1,083,485
2,840,302	Residential Asset Securitization Trust Series 2006-A6 1A14		5.3050	07/25/36	836,821
741,870	Residential Asset Securitization Trust Series 2006-A6 1A1		5.7470	07/25/36	229,615
600,078	Residential Asset Securitization Trust Series 2006-A8 2A2		6.7500	08/25/36	190,439
893,979	Residential Asset Securitization Trust Series 2006-A13 A1		6.2500	12/25/36	339,090
4,295,814	Residential Asset Securitization Trust Series 2007-A1 A9		4.4850	03/25/37	1,293,552
1,243,098	Residential Asset Securitization Trust Series 2007-A5 2A5		6.0000	05/25/37	732,560
361,547	Residential Asset Securitization Trust Series 2007-A7 A6		6.0000	07/25/37	139,113
2,427,746	Residential Asset Securitization Trust Series 2007-A8 3A1(c)		3.1450	08/25/37	1,413,684
212,765	Residential Asset Securitization Trust Series 2007-A8 1A2		6.0000	08/25/37	122,330
1,506,426	Residential Asset Securitization Trust Series 2007-A9 A7		4.2280	09/25/37	630,761
1,347,028	Residential Asset Securitization Trust Series 2007-A9 A3		4.2280	09/25/37	564,018
1,766,714	Residential Mortgage Loan Trust Series 2020-1 A1(b),(c)		2.3760	02/25/24	1,685,464
49,982	RFMSI Series Trust Series 2006-S3 A2		5.5000	03/25/36	40,657
1,602,890	RFMSI Series Trust Series 2006-SA4 2A1(c)		5.1580	11/25/36	1,304,874
1,312,417	RFMSI Series Trust Series 2007-S1 A4		6.0000	01/25/37	1,055,874
661,152	RFMSI Series Trust Series 2007-S1 A5		6.0000	01/25/37	531,915
196,456	RFMSI Trust Series 2007-S6 1A16		6.0000	06/25/37	150,176
401,723	STARM Mortgage Loan Trust Series 2007-2 3A3(c)		3.2140	04/25/37	245,047
244,214	Starwood Mortgage Residential Trust Series 2021-2 A3(b),(c)		1.4310	05/25/65	220,368
170,546	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(c)		2.8870	11/25/34	143,796
212,088	Structured Adjustable Rate Mortgage Loan Trust Series 2004-19 1A2(c)		3.1110	01/25/35	197,209
153,914	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 3A1(c)		4.4560	04/25/35	147,051
204,715	Structured Asset Mortgage Investments II Trust Series 2007-AR3 2A1(a)	US0001M + 0.190%	5.0350	09/25/47	178,002
1,621,616	Structured Asset Securities Corporation 1998-RF1 A Series 1998-RF1 A(b),(c)		13.1040	04/15/27	1,618,777
1,179,978	SunTrust Alternative Loan Trust Series 2006-1F 2A		6.5000	04/25/36	506,614
4,633,297	TBW Mortgage-Backed Trust Series 2006-3 3A		1.9130	07/25/36	1,233,614
164,504	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	11,785
20,785,000	TBW Mortgage-Backed Trust Series 2006-5 A4(d)		1.7180	11/25/36	3,237,092
1,963,000	TBW Mortgage-Backed Trust Series 2007-2 A2B(c)		1.4970	07/25/37	142,254
1,525,000	TBW Mortgage-Backed Trust Series 2007-2 A3B(c)		1.4970	07/25/37	110,345

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 37.4% (Continued)
3,295,120	TBW Mortgage-Backed Trust Series 2007-2 A6B(d)		1.4970	07/25/37	$236,714
11,397	Thornburg Mortgage Securities Trust Series 2006-4 A2B(c)		4.4250	07/25/36	9,257
1,975,787	Thornburg Mortgage Securities Trust Series 2007-2 A2A(a)	US0012M + 1.250%	2.5350	06/25/37	1,639,665
5,697,336	Thornburg Mortgage Securities Trust Series 2006-3 A1(c)		3.2100	06/25/46	3,818,459
325,155	Thornburg Mortgage Securities Trust Series 2007-3 3A1(a)	US0012M + 1.250%	6.3570	06/25/47	265,655
2,247,874	Verus Securitization Trust Series 2021-3 A1(b),(c)		1.0460	06/25/66	1,881,353
494,766	Verus Securitization Trust Series 2023-1 A2(b),(d)		6.5600	12/25/67	492,247
78,533	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 2B1(c)		4.1660	09/25/33	67,297
14,756	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 1A WaMu		5.0000	07/25/34	14,482
213,753	Mortgage Pass-Through Certificates Series 2005-AR16 1A3(c) WaMu		3.8460	12/25/35	189,541
73,459	Mortgage Pass-Through Certificates Series 2005-AR18 2A1(c) WaMu		3.7870	01/25/36	64,491
744,257	Mortgage Pass-Through Certificates Series 2007-HY3 1A1(c)		3.0510	03/25/37	575,309
219,924	Washington Mutual Mortgage Pass-Through Certificates Series 2005-4 CB11		5.5000	06/25/35	202,370
339,341	Washington Mutual Mortgage Pass-Through Certificates Series 2005-10 2A9		6.0000	11/25/35	323,068
639,894	Washington Mutual Mortgage Pass-Through Certificates Series 2006-2 1A4(a)	US0001M + 0.700%	5.5450	03/25/36	575,869
1,181,197	Washington Mutual Mortgage Pass-Through Certificates Series 2006-7 A1A(d)		4.0110	09/25/36	343,181
223,504	Washington Mutual Mortgage Pass-Through Certificates Series 2007-4 1A1		5.5000	06/25/37	209,157
37,355	Wells Fargo Alternative Loan Trust Series 2007-PA2 2A1(a)	US0001M + 0.430%	5.2750	06/25/37	29,965
3,559,792	Wells Fargo Alternative Loan Trust Series 2007-PA3 3A6		6.5000	07/25/37	3,075,513
1,441,323	Wells Fargo Mortgage Backed Securities Series 2006-AR5 1A1(c)		3.1620	04/25/36	1,342,814
258,794	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	218,376
					175,365,647

	HOME EQUITY — 14.2%
102,288	ABFC 2003-AHL1 Trust Series 2003-AHL1 A1(d)		4.1840	03/25/33	99,649
2,247	ABFC 2003-AHL1 Trust Series 2003-AHL1 M1(a)	US0001M + 1.275%	6.1200	03/25/33	2,273
1,955,532	ABFC 2004-OPT4 Trust Series 2004-OPT4 M2(a)	US0001M + 1.770%	6.6150	12/25/33	1,830,304
7,692,655	ACE Securities Corp Home Equity Loan Trust Series 2007-HE5 A2C(a)	US0001M + 0.360%	1.4700	07/25/37	3,125,875
51,721	AFC Home Equity Loan Trust Series 1998-1 1A1(a)	US0001M + 0.660%	5.5050	04/25/28	51,511
307,741	AFC Home Equity Loan Trust Series 1998-2 2A(a)	US0001M + 0.550%	5.3950	06/25/28	298,508
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2002-AR1 M2(a)	US0001M + 1.950%	3.9770	09/25/32	62,727
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(c)		5.0550	09/25/27	154,193
574,912	Bayview Financial Acquisition Trust Series 2007-A 2A(a)	US0001M + 0.525%	5.3560	05/28/37	509,940
1,102,251	Bayview Financial Mortgage Pass-Through Trust 2004-B A1 Series 2004-B A1(a),(b)	US0001M + 1.000%	5.8310	05/28/39	891,348

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	HOME EQUITY — 14.2% (Continued)
1,500,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C M4(a)	US0001M + 1.200%	5.6310	06/28/44	$1,467,146
2,923,966	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A3(a)	US0001M + 1.275%	1.2850	08/28/47	949,417
957,485	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A4(a)	US0001M + 1.050%	1.2450	08/28/47	310,915
334,034	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M5(a)	US0001M + 2.625%	5.5150	06/25/34	297,149
412,395	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(a)	US0001M + 2.850%	5.7080	09/25/34	356,236
661,771	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M2(a)	US0001M + 1.875%	5.7410	08/25/34	653,550
161,560	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M1(a)	US0001M + 0.900%	5.7450	08/25/34	153,665
111,644	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(a)	US0001M + 2.925%	7.7700	08/25/34	102,308
915,923	Bear Stearns Asset Backed Securities Trust Series 2004-2 M2(a)	US0001M + 2.850%	7.6950	08/25/34	896,520
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3 Series 2004-HE3 M5(a)	US0001M + 2.775%	5.6240	04/25/34	414,750
9,835	Centex Home Equity Loan Trust Series 2002-A AF6		5.5400	01/25/32	9,582
303,325	Centex Home Equity Loan Trust Series 2004-C M3(a)	US0001M + 1.005%	4.7350	06/25/34	283,916
180,852	CHEC Loan Trust Series 2004-2 M1(a)	US0001M + 0.960%	5.8050	06/25/34	176,064
4,725,000	Credit Suisse Seasoned Loan Trust Series 2006-1 M1(a),(b)	US0001M + 0.825%	2.6550	10/25/34	4,512,644
563,687	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(a)	US0001M + 0.140%	4.8240	01/15/37	499,837
661,089	Delta Funding Home Equity Loan Trust Series 1999-3 A1A(a)	US0001M + 0.820%	5.5040	09/15/29	627,592
427,000	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(a)	US0001M + 1.890%	6.7350	05/25/30	414,223
700,798	EMC Mortgage Loan Trust Series 2001-A A(a),(b)	US0001M + 0.740%	5.5850	05/25/40	666,187
4,245,000	EMC Mortgage Loan Trust Series 2004-B M2(a),(b)	US0001M + 3.375%	3.9630	01/25/41	3,652,532
102,518	GE Mortgage Services, LLC Series 1998-HE2 A6(c)		6.6450	09/25/28	98,030
147,967	GSAA Home Equity Trust Series 2005-3 B2(a)	US0001M + 1.950%	6.7950	12/25/34	137,164
472,327	GSAA Home Equity Trust Series 2005-12 AF3(c)		5.0690	09/25/35	322,523
11,286,673	GSAA Home Equity Trust Series 2006-3 A4(a)	US0001M + 0.700%	1.3920	03/25/36	973,577
201,145	GSAA Home Equity Trust Series 2006-6 AF4(d)		6.6210	03/25/36	60,837
1,619,079	GSAA Home Equity Trust Series 2006-15 AF6(d)		1.6640	09/25/36	468,158
1,655,000	GSAA Home Equity Trust Series 2006-18 AF5B(d)		1.3370	11/25/36	93,037
1,427,020	GSAA Home Equity Trust Series 2006-18 AF4B(d)		1.3370	11/25/36	80,305
2,076,558	GSAA Home Equity Trust Series 2006-18 AF3B(c)		1.3370	11/25/36	118,063
3,051,369	GSR Mortgage Loan Trust Series 2005-AR3 6A1(c)		3.3020	05/25/35	2,488,701
239,488	Home Equity Asset Trust Series 2003-1 M1(a)	US0001M + 1.500%	6.3450	06/25/33	233,916
44,563	Home Equity Asset Trust Series 2003-3 M2(a)	US0001M + 2.370%	7.2150	08/25/33	42,357
2,769,518	Home Equity Asset Trust Series 2004-5 M6(a)	US0001M + 1.950%	6.7950	11/25/34	2,600,616

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	HOME EQUITY — 14.2% (Continued)
735,695	Home Equity Asset Trust Series 2004-8 M5(a)	US0001M + 1.600%	6.4450	03/25/35	$679,308
3,972,085	Home Equity Loan Trust Series 2006-HSA2 AI3(c)		1.6310	03/25/36	227,368
108,352	Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2003-A AV2(a)	US0001M + 0.860%	4.2150	10/25/33	107,418
313,129	Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-C M3(a)	US0001M + 0.975%	4.6520	03/25/35	269,541
184,628	Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-C M7(a)	US0001M + 2.625%	4.6520	03/25/35	149,304
31,458	Irwin Home Equity Loan Trust Series 2004-1 2B1(a)	US0001M + 3.075%	7.9200	12/25/34	31,130
952,123	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(a)	US0001M + 5.775%	2.8090	05/25/33	748,883
78,289	Mastr Asset Backed Securities Trust Series 2005-WMC1 M4(a)	US0001M + 0.945%	5.7900	03/25/35	79,895
5,423,564	Mastr Asset Backed Securities Trust Series 2006-WMC2 A5(a)	US0001M + 0.500%	1.2990	04/25/36	1,425,334
354,310	Meritage Mortgage Loan Trust Series 2004-1 M1(a)	US0001M + 0.750%	5.5950	07/25/34	339,059
664,985	Merrill Lynch Mortgage Investors Trust Series 2004-HE1 M2(a)	US0001M + 2.250%	7.0950	04/25/35	602,101
510,726	Merrill Lynch Mortgage Investors Trust Series 2006-AR1 A1(a)	US0001M + 0.330%	5.1750	03/25/37	192,840
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(a)	US0001M + 2.625%	7.4700	01/25/34	57,397
361,702	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-SD2 M1(a)	US0001M + 0.930%	5.7750	04/25/34	356,719
173,241	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-HE5 A2C(a)	US0001M + 0.250%	0.6720	03/25/37	74,738
511,848	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	US0001M + 1.125%	3.8760	10/25/33	502,442
842,845	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1 A4(a)	US0001M + 0.330%	5.1750	10/25/36	189,463
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(a)	US0001M + 1.425%	6.2700	05/25/33	323,058
729,182	NovaStar Mortgage Funding Trust Series 2004-1 M3(a)	US0001M + 0.825%	5.6700	06/25/34	714,557
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(a)	US0001M + 1.463%	6.3080	06/25/34	156,864
893,484	NovaStar Mortgage Funding Trust Series 2006-4 A2C(a)	US0001M + 0.300%	5.1450	09/25/36	382,739
2,122,512	NovaStar Mortgage Funding Trust Series 2006-6 A2B(a)	US0001M + 0.200%	0.6480	01/25/37	740,084
676,473	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(d)		5.6800	03/25/37	630,668
2,544,992	RAMP Trust Series 2004-KR1 MI1(a),(b)	US0001M + 0.580%	5.4250	04/25/34	2,489,245
747,374	RASC Trust Series 2003-KS11 MII2(a)	US0001M + 1.200%	6.0290	01/25/34	729,300
497,522	RASC Trust Series 2004-KS10 M3(a)	US0001M + 1.950%	6.7950	11/25/34	468,962
254,492	RASC Trust Series 2004-KS10 M4(a)	US0001M + 2.475%	7.3200	11/25/34	229,860
19,817	Renaissance Home Equity Loan Trust Series 2002-4 M2(d)		6.0430	03/25/33	15,170
345,101	Renaissance Home Equity Loan Trust Series 2003-2 M1(a)	US0001M + 1.238%	4.4460	08/25/33	320,146
57,968	Renaissance Home Equity Loan Trust Series 2005-2 AF4(d)		4.9340	08/25/35	56,928
330,202	Renaissance Home Equity Loan Trust Series 2007-2 AF2(d)		5.6750	06/25/37	100,335
178,625	Renaissance Home Equity Loan Trust Series 2007-3 AF3(d)		7.2380	09/25/37	82,825
2,062,139	Renaissance Home Equity Loan Trust Series 2006-2 AF5(d)		6.2540	08/25/36	866,439
10,873,252	Renaissance Home Equity Loan Trust Series 2007-1 AF3(d)		4.6920	04/25/37	3,229,412

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	HOME EQUITY — 14.2% (Continued)
2,781,357	Renaissance Home Equity Loan Trust Series 2007-1 AF4(d)		4.8160	04/25/37	$810,874
431,110	Renaissance Home Equity Loan Trust Series 2007-1 AF5(d)		4.9400	04/25/37	134,630
634,287	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(c)		9.7600	02/25/30	727,865
120,832	Security National Mortgage Loan Trust Series 2006-1A 1A3(b),(c)		6.4500	09/25/36	119,412
3,392,722	Structured Asset Securities Corp Mortgage Loan Trust Series 2005-NC2 M7(a)	US0001M + 1.050%	5.8950	05/25/35	3,048,386
1,644,772	Structured Asset Securities Corp Trust Series 2005-SC1 1A2(b),(c)		6.7070	05/25/31	1,327,469
29,596	Terwin Mortgage Trust Series 2004-7HE M1(a),(b)	US0001M + 1.275%	6.1200	07/25/34	25,934
671,825	Terwin Mortgage Trust Series 2003-4HE M1(a)	US0001M + 1.125%	5.9700	09/25/34	665,398
3,018,137	Terwin Mortgage Trust Series 2005-6HE M6(a)	US0001M + 1.200%	6.0450	04/25/36	2,745,993
1,012,344	Terwin Mortgage Trust Series 2005-11 2A2(b),(c)		4.5000	11/25/36	984,447
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3(a),(b)	US0001M + 0.620%	1.7200	04/25/37	7,435,265
					66,783,050
	MANUFACTURED HOUSING — 0.3%
1,420,764	BCMSC Trust Series 1999-B A4(c)		7.3000	12/15/29	195,507
1,611,849	BCMSC Trust Series 2000-A A4(c)		8.2900	06/15/30	240,227
500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/01/44	467,614
716,811	UCFC Manufactured Housing Contract Series 1998-1 M(c)		6.9800	07/15/29	673,944
					1,577,292
	NON AGENCY CMBS — 26.1%
2,841,000	Bayview Commercial Asset Trust Series 2006-SP1 B1(a),(b)	US0001M + 1.650%	6.4950	04/25/36	2,723,275
1,475,651	Bayview Commercial Asset Trust Series 2007-2A M1(a),(b)	US0001M + 0.370%	5.2150	07/25/37	1,274,879
10,891,884	Bayview Commercial Asset Trust Series 2007-6A A4A(a),(b)	US0001M + 1.500%	3.0760	12/25/37	9,559,870
869,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(b),(c)		5.0800	12/15/47	720,380
3,550,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(a),(b)	US0001M + 2.750%	7.4340	06/15/31	2,449,500
6,357,126	Citigroup Commercial Mortgage Trust Series 2014-GC21 E(b),(c)		3.5880	05/10/47	4,669,183
3,100,000	Citigroup Commercial Mortgage Trust Series 2014-GC21 D(b),(c)		4.9420	05/10/47	2,448,175
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,794,760
5,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(c)		4.4620	11/10/48	4,362,847
4,108,000	COMM Mortgage Trust Series 2013-CR12 C(c)		5.1100	10/10/46	2,758,803
1,550,000	COMM Mortgage Trust Series 2015-DC1 C(c)		4.2990	02/10/48	1,305,138
2,964,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(b)		3.8000	10/05/30	2,575,290
4,000,000	CSAIL 2015-C2 D Commercial Mortgage Trust Series 2015-C2 D(c)		4.1770	06/15/57	2,398,031
6,300,903	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(b)	US0001M + 1.800%	6.4840	09/15/31	5,261,251
3,880,529	GS Mortgage Securities Trust Series 2011-GC5 C(b),(c)		5.1560	08/10/44	2,608,128
3,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(b),(c)		4.6870	06/10/47	2,920,016

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	NON AGENCY CMBS — 26.1% (Continued)
5,726,000	GS Mortgage Securities Trust 2014-GC22 E Series 2014-GC22 E(b)		3.5820	06/10/47	$3,851,628
1,350,000	HMH Trust Series 2017-NSS E(b)		6.2920	07/05/31	897,867
2,769,755	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(b)		3.9100	05/05/30	2,153,919
7,005,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 C(b),(c)		5.3600	02/15/46	6,534,513
140,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 C(b),(c)		3.7840	12/15/47	132,810
2,459,037	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-C1 AJ(c)		6.3680	02/15/51	2,376,202
3,905,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C14 C(c)		4.5490	08/15/46	3,695,048
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(c)		4.1550	11/15/48	559,208
4,079,774	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 C(c)		4.1100	02/15/46	3,940,546
3,500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 D(b),(c)		3.0000	11/15/49	1,921,351
2,626,409	Morgan Stanley Capital I Trust Series 2006-HQ10 B(c)		5.4480	11/12/41	2,232,028
4,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(b),(c)		5.1650	03/15/45	2,659,084
2,740,000	Morgan Stanley Capital I Trust Series 2006-T21 C(b),(c)		5.2000	10/12/52	2,666,705
1,939,648	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV A2(b)		3.2770	10/15/30	1,563,839
3,800,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV B(b)		4.0880	10/15/30	2,880,883
235,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV C(b),(c)		4.2800	10/15/30	163,901
6,500,000	Palisades Center Trust Series 2016-PLSD A(b)		2.7130	04/13/33	3,997,500
14,727,923	Starwood Retail Property Trust Series 2014-STAR A(a),(b)	US0001M + 1.470%	6.1550	11/15/27	10,191,575
7,767,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C2 D(b),(c)		4.5440	05/10/63	1,179,613
471,982	Velocity Commercial Capital Loan Trust Series 2022-3 M1(b),(c)		6.1300	06/25/52	464,763
2,137,438	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(c)		5.4530	03/15/45	2,060,422
3,000,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(c)		4.3640	07/15/46	2,013,879
3,106,000	Wells Fargo Commercial Mortgage Trust Series 2015-SG1 D(c)		4.4540	12/15/47	1,958,250
6,000,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(b),(c)		3.9750	06/15/46	4,405,860
6,546,000	WFRBS Commercial Mortgage Trust Series 2013-C15 D(b),(c)		4.5110	08/15/46	5,436,761
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(b)		3.4550	09/15/57	1,864,152
					122,631,833
	RESIDENTIAL MORTGAGE — 13.0%
4,000,000	Ameriquest Mortgage Securities Trust Series 2006-R2 M3(a)	US0001M + 0.570%	2.5720	04/25/36	3,300,330
455,178	Bear Stearns Asset Backed Securities Trust Series 2003-SD2 B1(c)		4.0960	06/25/43	383,746

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	RESIDENTIAL MORTGAGE — 13.0% (Continued)
70,753	Bear Stearns Asset Backed Securities Trust Series 2004-SD4 A1(a)	US0001M + 0.900%	5.7450	08/25/44	$65,554
34,968	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 21A1(c)		3.8950	07/25/36	34,583
93,238	Carrington Mortgage Loan Trust Series 2004-NC2 M1(a)	US0001M + 1.035%	5.8800	08/25/34	85,616
5,846,858	Carrington Mortgage Loan Trust Series 2006-FRE2 A5(a)	US0001M + 0.080%	2.0080	03/25/35	4,509,714
936,104	Carrington Mortgage Loan Trust Series 2006-NC3 A3(a)	US0001M + 0.150%	4.9950	08/25/36	879,586
10,140,200	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(a)	US0001M + 0.120%	2.0310	10/25/36	7,831,082
2,434,991	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(a)	US0001M + 0.160%	2.0540	10/25/36	1,881,816
2,637,750	C-BASS TRUST Series 2007-CB1 AF3(d)		1.0300	01/25/37	810,589
3,979,920	C-BASS TRUST Series 2007-CB1 AF1B(d)		1.0300	01/25/37	1,222,150
2,662,955	C-BASS TRUST Series 2007-CB1 AF2(d)		5.7210	01/25/37	818,370
3,464,944	C-BASS TRUST Series 2007-CB1 AF6(d)		5.8350	01/25/37	1,064,503
350,305	Chase Funding Trust Series 2003-3 2M2(a)	US0001M + 1.845%	6.6900	11/25/32	337,412
1,412,854	Countrywide Asset-Backed Certificates Series SD2 B1(a),(b)	US0001M + 4.050%	4.4640	08/25/32	1,360,663
573,059	Countrywide Asset-Backed Certificates Series 2004-8 M6(a)	US0001M + 2.175%	7.0200	08/25/34	470,350
159,788	Countrywide Asset-Backed Certificates Series 2004-ECC2 M2(a)	US0001M + 0.975%	5.8200	12/25/34	157,755
216,964	Countrywide Asset-Backed Certificates Series 2006-SD3 A1(a),(b)	US0001M + 0.660%	5.5050	07/25/36	211,114
37,734	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB4 B1(a)	US0001M + 2.850%	7.6950	02/25/33	37,975
24,212	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(a)	US0001M + 1.725%	4.9280	07/25/35	22,635
1,727,392	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB8 M3(a)	US0001M + 1.500%	3.8870	12/25/35	1,406,690
459,755	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(d)		3.8060	05/25/36	371,938
310,790	CWABS Asset-Backed Certificates Trust Series 2006-11 1AF5(d)		3.7500	09/25/46	233,868
626,282	Encore Credit Receivables Trust Series 2005-1 M4(a)	US0001M + 1.020%	5.8650	07/25/35	550,859
174,442	Equity One Mortgage Pass-Through Trust Series 2003-1 M1(c)		4.8600	08/25/33	170,747
655,785	Equity One Mortgage Pass-Through Trust Series 2004-3 M2(d)		3.9490	07/25/34	557,169
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(a)	US0001M + 1.380%	6.2250	11/25/34	205,469
280,256	First Franklin Mortgage Loan Trust Series 2003-FF5 M3(a)	US0001M + 2.475%	7.3200	03/25/34	255,169
292,770	First Franklin Mortgage Loan Trust Series 2004-FF7 M4(a)	US0001M + 1.800%	6.6450	09/25/34	288,479
156,632	Fremont Home Loan Trust Series 2004-2 M6(a)	US0001M + 2.025%	6.8700	07/25/34	129,484
2,351,695	Fremont Home Loan Trust Series 2006-B 2A4(a)	US0001M + 0.480%	1.2450	08/25/36	785,631
2,813,230	Fremont Home Loan Trust Series 2006-3 2A3(a)	US0001M + 0.340%	1.6040	02/25/37	987,347
8,406,616	GE-WMC Mortgage Securities Trust Series 2006-1 A2B(a)	US0001M + 0.300%	1.3190	08/25/36	3,675,667
3,279,176	GE-WMC Mortgage Securities Trust Series 2006-1 A2C(a)	US0001M + 0.480%	1.3870	08/25/36	1,433,704
277,445	GSAMP Trust Series 2007-FM2 A2A(a)	US0001M + 0.060%	4.9050	01/25/37	165,785
117,387	GSAMP Trust Series 2007-FM2 A2B(a)	US0001M + 0.090%	4.9350	01/25/37	70,143

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.0% (Continued)
	RESIDENTIAL MORTGAGE — 13.0% (Continued)
2,553,154	GSRPM Mortgage Loan Trust Series 2007-1 A(a),(b)	US0001M + 0.400%	5.2450	10/25/46	$2,132,628
89,423	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-D 2A3(a)	US0001M + 0.160%	5.0050	11/25/36	75,903
407,428	IXIS Real Estate Capital Trust Series 2006-HE2 A3(a)	US0001M + 0.320%	5.1650	08/25/36	112,796
428,374	Lehman XS Trust Series 2007-3 1BA1(a)	US0001M + 0.320%	5.1650	03/25/37	399,171
402,823	Lehman XS Trust Series 2007-3 1BA2(a)	US0006M + 0.500%	5.7710	03/25/37	387,259
26,926	Long Beach Mortgage Loan Trust Series 2004-3 M1(a)	US0001M + 0.855%	5.7000	07/25/34	25,515
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(a)	US0001M + 0.470%	0.6920	05/25/37	1,798,728
209,228	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC5 M1(a)	US0001M + 0.900%	5.7450	05/25/34	194,309
110,331	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(a)	US0001M + 1.500%	6.3450	09/25/34	109,187
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(a),(b)	US0001M + 1.900%	1.1980	02/25/47	835,585
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(a)	US0001M + 2.175%	3.8890	10/25/34	2,702,191
2,034,195	RAMP Series 2007-RS1 Trust Series 2007-RS1 A3(a)	US0001M + 0.340%	5.1850	02/25/37	569,609
10,221,003	Securitized Asset Backed Receivables, LLC Trust Series 2006-FR4 A2B(a)	US0001M + 0.340%	0.9450	08/25/36	3,286,273
5,685,276	Securitized Asset Backed Receivables, LLC Trust Series 2007-BR5 A2A(a)	US0001M + 0.130%	2.1200	05/25/37	4,239,373
12,887,652	Securitized Asset Backed Receivables, LLC Trust Series 2007-HE1 A2B(a)	US0001M + 0.220%	0.8060	12/25/36	2,967,694
1,198,986	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2C(a)	US0001M + 0.200%	1.5480	11/25/37	681,480
3,572,686	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2E(a)	US0001M + 0.420%	1.6420	11/25/37	2,064,408
563,310	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D(a)	US0001M + 0.350%	5.1950	03/25/37	313,003
202,777	Structured Asset Investment Loan Trust Series 2004-5 M5(a)	US0001M + 1.725%	6.5700	05/25/34	174,086
645,730	Structured Asset Investment Loan Trust Series 2004-11 M2(a)	US0001M + 0.975%	5.8200	01/25/35	582,366
278,525	Structured Asset Securities Corp Series 2005-WF1 M8(a)	US0001M + 2.055%	6.9000	02/25/35	261,591
456,513	WaMu Asset-Backed Certificates Series 2007-HE1 1A(a)	US0001M + 0.150%	4.9950	01/25/37	390,428
					61,077,275

	TOTAL ASSET BACKED SECURITIES (Cost $501,057,681)				427,435,097

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.2%
965,165	Fannie Mae REMICS Series 2011-124 NS(a),(e)	US0001M + 6.500%	1.6550	12/25/41	108,612
335,139	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	16,381
575,676	Fannie Mae REMICS Series 2012-94 YS(a),(e)	US0001M + 6.650%	1.8050	06/25/39	13,315
2,221,497	Fannie Mae REMICS Series 2013-21 AI(e)		3.5000	03/25/33	216,292

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.2% (Continued)
78,792	Fannie Mae REMICS Series 2013-42 PD		1.2500	05/25/43	$66,535
999,089	Fannie Mae REMICS Series 2017-112 SC(a),(e)	US0001M + 6.150%	1.3050	01/25/48	122,008
1,276,188	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	65,218
684,112	Fannie Mae REMICS Series 2017-38 S(a),(e)	US0001M + 6.100%	1.2550	05/25/47	80,311
41,054	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	2,725
18,272,883	Fannie Mae REMICS Series 2018-28 ID(c),(e)		0.0001	05/25/48	908,299
896,390	Fannie Mae REMICS Series 2019-37 CI(e)		4.5000	09/25/48	194,333
287,227	Fannie Mae REMICS Series 2020-16 SJ(a),(e)	US0001M + 6.050%	1.2050	03/25/50	29,602
727,439	Fannie Mae REMICS Series 2020-20 IA(e)		3.0000	04/25/50	94,008
3,987,987	Fannie Mae REMICS Series 2020-25 PI(e)		3.0000	03/25/50	685,663
3,401,093	Fannie Mae REMICS Series 2020-28 IK(e)		3.0000	10/25/49	387,694
3,295,618	Fannie Mae REMICS Series 2020-95 IB(e)		2.5000	01/25/51	515,821
17,553,545	Fannie Mae REMICS Series 2020-95 IU(e)		1.5000	01/25/51	2,825,969
8,754,894	Fannie Mae REMICS Series 2021-34 MI(e)		2.5000	03/25/51	1,208,350
7,837,652	Fannie Mae REMICS Series 2021-45 JI(e)		2.5000	07/25/51	1,243,397
3,040,474	Fannie Mae REMICS Series 2021-56 IM(a),(e)	SOFR30A + 2.200%	0.0001	09/25/51	124,884
6,817,134	Fannie Mae REMICS Series 2021-69 IK(e)		2.0000	05/25/51	1,200,893
22,972,539	Fannie Mae REMICS Series 2021-69 JS(a),(e)	SOFR30A + 2.550%	0.0001	10/25/51	604,063
13,992,677	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,859,221
879,848	Freddie Mac REMICS Series 3852 SW(a),(e)	US0001M + 6.000%	1.3160	05/15/41	81,234
182,876	Freddie Mac REMICS Series 3980 TS(a),(e)	US0001M + 6.500%	1.8160	09/15/41	19,852
941,599	Freddie Mac REMICS Series 4100 JI(e)		3.5000	10/15/41	123,311
34,031	Freddie Mac REMICS Series 4103 DS(a),(e)	US0001M + 6.150%	1.4660	09/15/40	69
275,992	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	11,362
3,973,428	Freddie Mac REMICS Series 4226 IM(e)		3.5000	09/15/31	108,481
5,250,294	Freddie Mac REMICS Series 4239 NI(a),(e)	US0001M + 29.458%	2.2630	07/15/43	873,415
516,000	Freddie Mac REMICS Series 4314 SE(a),(e)	US0001M + 6.050%	1.3660	03/15/44	55,731
401,794	Freddie Mac REMICS Series 4431 ST(a),(e)	US0001M + 6.100%	1.4160	01/15/45	41,369
76,272	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	7,018
767,829	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	25,533
9,699,078	Freddie Mac REMICS Series 4639 GS(a),(e)		0.0001	03/15/36	672,902
477,149	Freddie Mac REMICS Series 4672 AI(e)		4.5000	03/15/45	12,540
187,657	Freddie Mac REMICS Series 4680 LI(e)		4.0000	10/15/43	5,319
157,012	Freddie Mac REMICS Series 4818 BI(e)		4.0000	03/15/45	9,346
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	196,289
919,604	Freddie Mac REMICS Series 5071 IF(e)		2.0000	02/25/51	82,682

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.2% (Continued)
6,291,852	Freddie Mac REMICS Series 5071 IS(e)		2.0000	02/25/51	$757,533
5,016,456	Freddie Mac REMICS Series 5071 KI(e)		2.0000	02/25/51	487,931
19,808,487	Freddie Mac REMICS Series 5090 SA(a),(e)	SOFR30A + 1.550%	0.0001	03/25/51	148,431
15,544,743	Freddie Mac REMICS Series 5177 AS(a),(e)	SOFR30A + 3.150%	0.0001	12/25/51	326,649
659,781	Government National Mortgage Association Series 2016-147 PI(e)		3.5000	06/20/45	75,015
1,593,111	Government National Mortgage Association Series 2022-100 MI(e)		4.5000	05/20/52	229,433
207,286	Government National Mortgage Association Series 2012-36 QS(a),(e)	US0001M + 6.620%	1.8590	03/20/42	15,394
572,014	Government National Mortgage Association Series 2014-118 AI(e)		3.5000	05/16/40	33,218
5,424,679	Government National Mortgage Association Series 2015-3 DS(a),(e)	US0001M + 5.600%	0.8390	11/20/41	119,390
238,716	Government National Mortgage Association Series 2016-1 ST(a),(e)	US0001M + 6.200%	1.4390	01/20/46	25,744
2,891,837	Government National Mortgage Association Series 2017-68 IL(e)		4.0000	08/20/44	220,706
540,571	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	29,173
5,049,757	Government National Mortgage Association Series 2018-154 SP(a),(e)	US0001M + 6.150%	1.3890	11/20/48	544,626
22,563,306	Government National Mortgage Association Series 2019-112 AS(a),(e)	US0001M + 3.410%	0.0001	09/20/49	323,404
14,065,350	Government National Mortgage Association Series 2019-20 ES(a),(e)	US0001M + 3.790%	0.0001	02/20/49	363,505
4,593,675	Government National Mortgage Association Series 2020-122 YI(e)		2.5000	08/20/50	610,192
952,000	Government National Mortgage Association Series 2020-141 ML		1.5000	09/20/50	517,569
15,534,735	Government National Mortgage Association Series 2020-33 AI(e)		3.0000	03/20/50	2,393,156
11,978,378	Government National Mortgage Association Series 2021-105 EI(e)		2.5000	05/20/51	1,829,961
5,281,617	Government National Mortgage Association Series 2021-118 GI(e)		2.5000	07/20/51	739,997
11,213,707	Government National Mortgage Association Series 2021-156 BI(e)		2.5000	09/20/51	1,745,795
7,265,357	Government National Mortgage Association Series 2021-156 QI(e)		2.5000	09/20/51	922,889
17,009,372	Government National Mortgage Association Series 2021-177 MI(e)		2.5000	10/20/51	2,306,522
3,791,496	Government National Mortgage Association Series 2021-214 HI(e)		2.5000	12/20/51	507,446
1,705,801	Government National Mortgage Association Series 2021-226 HL		1.5000	12/20/51	1,081,368
8,574,031	Government National Mortgage Association Series 2021-24 LI(e)		2.5000	01/20/51	1,232,474
10,183,725	Government National Mortgage Association Series 2021-41 BI(e)		2.0000	03/20/51	1,401,219
7,039,032	Government National Mortgage Association Series 2021-49 IP(e)		2.5000	01/20/51	784,563
3,863,049	Government National Mortgage Association Series 2021-83 EI(e)		2.5000	05/20/51	567,849
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	165,209
48,920,328	Government National Mortgage Association Series 2022-121 SA(a),(e)	SOFR30A + 3.690%	0.0001	07/20/52	917,506
18,019,146	Government National Mortgage Association Series 2022-22 PS(a),(e)	SOFR30A + 3.650%	0.0001	08/20/51	461,760
19,264,295	Government National Mortgage Association Series 2022-83 SJ(a),(e)	SOFR30A + 3.200%	0.0001	05/20/52	275,335
11,402,344	Government National Mortgage Association Series 2022-69 QI(e)		4.0000	04/20/52	1,573,318
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,218,595)				38,634,327

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,788,592	First American Government Obligations Fund, Class U, 4.66% (Cost $1,788,592)(f)	$1,788,592

	TOTAL INVESTMENTS - 99.6% (Cost $543,064,868)	$467,858,016
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	1,758,829
	NET ASSETS - 100.0%	$469,616,845

LLC - Limited Liability Company

REMIC - Real Estate Mortgage Investment Conduit

12MTA - Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

SOFR30A - United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M - ICE LIBOR USD 1 Month

US0006M - ICE LIBOR USD 6 Month

US0012M - ICE LIBOR USD 12 Month

(a)	Variable rate security; the rate shown represents the rate on March 31, 2023.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 146,791,849 or 31.3% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2023.

(e)	Interest only securities.

(f)	Maturity not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2023.